The Income Fund of America®
Investment portfolio
April 30, 2021
unaudited
Common stocks 74.87% Financials 13.35%	Shares	Value (000)
JPMorgan Chase & Co.	24,310,355	$3,739,176
CME Group Inc., Class A	9,803,072	1,980,122
PNC Financial Services Group, Inc.	6,575,330	1,229,258
Citigroup Inc.	12,486,500	889,538
Bank of Nova Scotia (CAD denominated)	10,290,000	655,248
Synchrony Financial	14,748,551	645,102
BlackRock, Inc.	774,576	634,610
Zurich Insurance Group AG	1,435,535	588,990
Toronto-Dominion Bank (CAD denominated)	8,463,218	581,818
The Blackstone Group Inc.	5,338,000	472,360
Manulife Financial Corp.	21,175,000	462,382
Fifth Third Bancorp	8,830,000	357,968
Progressive Corp.	3,299,105	332,352
KeyCorp	14,220,000	309,427
Apollo Global Management, Inc., Class A	5,525,000	305,919
Power Corp. of Canada, subordinate voting shares	10,016,953	291,752
American International Group, Inc.	5,645,558	273,527
Ares Management Corp., Class A	5,143,000	270,110
Münchener Rückversicherungs-Gesellschaft AG	787,700	227,899
DBS Group Holdings Ltd.	9,960,844	223,880
Regions Financial Corp.	10,069,900	219,524
B3 SA - Brasil, Bolsa, Balcao	21,402,000	202,907
Banco Santander, SA	47,000,000	181,666
Legal & General Group PLC	47,090,000	177,152
Carlyle Group Inc.	3,983,000	169,915
ING Groep NV	10,856,000	138,739
Principal Financial Group, Inc.	2,055,600	131,291
Franklin Resources, Inc.	4,053,503	121,605
DNB ASA	5,496,100	118,222
Sberbank of Russia PJSC (ADR)	5,671,000	89,262
BOC Hong Kong (Holdings) Ltd.	22,180,000	78,238
Janus Henderson Group PLC	2,224,000	76,483
Bank of America Corp.	1,660,000	67,280
National Bank of Canada	920,000	66,885
AXA SA1	2,255,000	63,778
Swedbank AB, Class A	2,677,000	47,035
Ping An Insurance (Group) Company of China, Ltd., Class H	4,254,000	46,523
China Pacific Insurance (Group) Co., Ltd., Class H	9,385,000	33,950
PICC Property and Casualty Co., Ltd., Class H	34,542,000	33,929
Truist Financial Corp.	396,000	23,487
The Bank of N.T. Butterfield & Son Ltd.	400,000	15,688
BB Seguridade Participações SA	3,300,000	13,566
St. James’s Place PLC	466,000	8,762
Jonah Energy Parent LLC[2,3,4]	275,936	4,139
		16,601,464
The Income Fund of America — Page 1 of 50

unaudited
Common stocks (continued) Consumer staples 9.93%	Shares	Value (000)
Philip Morris International Inc.	31,711,177	$3,012,562
Altria Group, Inc.	36,446,000	1,740,297
General Mills, Inc.	23,099,536	1,405,838
British American Tobacco PLC	30,673,297	1,136,132
Procter & Gamble Company	5,884,000	785,043
Kraft Heinz Company	17,629,600	727,926
Coca-Cola Company	13,341,890	720,195
Kellogg Co.	9,445,000	589,557
PepsiCo, Inc.	3,880,100	559,355
Nestlé SA	4,237,617	505,220
Archer Daniels Midland Company	5,591,200	352,972
Walgreens Boots Alliance, Inc.	6,019,500	319,635
Bunge Ltd.	1,785,000	150,690
Colgate-Palmolive Company	1,669,519	134,730
Conagra Brands, Inc.	2,548,100	94,509
Kimberly-Clark Corp.	571,000	76,126
Scandinavian Tobacco Group A/S2	2,240,000	40,793
		12,351,580
Information technology 8.21%
Microsoft Corp.	11,602,554	2,925,932
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	113,988,500	2,465,790
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,855,000	216,553
Broadcom Inc.	5,635,812	2,571,057
Texas Instruments Inc.	3,120,000	563,191
QUALCOMM Inc.	1,922,000	266,774
Tokyo Electron Ltd.	569,400	251,747
Intel Corp.	4,300,000	247,379
Cisco Systems, Inc.	4,220,000	214,840
Vanguard International Semiconductor Corp.[2]	38,129,886	164,038
International Business Machines Corp.	800,000	113,504
NortonLifeLock Inc.	3,528,359	76,248
Western Union Company	2,910,121	74,965
Globalwafers Co., Ltd.[2]	1,600,000	49,914
		10,201,932
Health care 7.76%
Pfizer Inc.	59,855,000	2,313,396
Gilead Sciences, Inc.	21,194,650	1,345,224
AstraZeneca PLC	11,927,800	1,270,883
Novartis AG	10,558,120	901,299
CVS Health Corp.	8,763,349	669,520
Johnson & Johnson	4,085,000	664,752
Amgen Inc.	2,261,410	541,924
GlaxoSmithKline PLC	23,097,000	427,307
Merck & Co., Inc.	5,490,732	409,059
Bristol-Myers Squibb Company	5,685,000	354,858
Takeda Pharmaceutical Company, Ltd.	5,469,000	181,900
AbbVie Inc.	1,500,000	167,250
Bayer AG	2,344,000	151,669
Sanofi[1]	913,000	95,792
Viatris Inc.[4]	5,433,074	72,260
Rotech Healthcare Inc.[2,3,4,5,6]	543,172	58,391
The Income Fund of America — Page 2 of 50

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Advanz Pharma Corp. Ltd.[4,6]	961,943	$16,161
Advanz Pharma Corp. Ltd.[4]	223,343	3,752
		9,645,397
Industrials 7.07%
Lockheed Martin Corp.	4,468,500	1,700,532
Emerson Electric Co.	9,984,565	903,503
BAE Systems PLC	102,661,383	717,693
Norfolk Southern Corp.	2,332,453	651,314
PACCAR Inc.	6,470,200	581,542
Honeywell International Inc.	2,517,500	561,503
AB Volvo, Class B	19,230,000	469,872
United Parcel Service, Inc., Class B	2,190,000	446,453
Kone OYJ, Class B	5,280,500	414,810
Hubbell Inc.	1,835,000	352,338
ManpowerGroup Inc.	2,722,832	329,163
Illinois Tool Works Inc.	1,385,200	319,233
Raytheon Technologies Corp.	3,211,174	267,298
ACS, Actividades de Construcción y Servicios, SA	5,982,748	195,140
Watsco, Inc.	665,000	194,752
General Dynamics Corp.	800,000	152,184
Deutsche Post AG	1,746,861	102,813
Johnson Controls International PLC	1,533,000	95,567
Caterpillar Inc.	400,000	91,244
Cummins Inc.	300,000	75,612
Associated Materials Group Inc.[2,3,4,5]	8,173,633	67,351
Inwido AB4	1,850,000	32,387
Singapore Technologies Engineering Ltd.	8,496,000	24,644
Intrum AB1	700,000	24,104
Coor Service Management Holding AB	1,750,000	14,801
		8,785,853
Real estate 6.59%
Crown Castle International Corp. REIT	10,261,688	1,940,075
Digital Realty Trust, Inc. REIT	9,204,000	1,420,269
Gaming and Leisure Properties, Inc. REIT[5]	16,512,095	767,647
Iron Mountain Inc. REIT	13,695,000	549,443
MGM Growth Properties LLC REIT, Class A5	10,906,300	392,845
Prologis, Inc. REIT	2,796,000	325,818
Public Storage REIT	1,138,000	319,960
VICI Properties Inc. REIT	9,950,000	315,415
Camden Property Trust REIT	2,580,285	310,873
American Tower Corp. REIT	842,000	214,516
Shimao Group Holdings Ltd.	71,784,000	207,929
Lamar Advertising Co. REIT, Class A	2,003,322	198,409
Longfor Group Holdings Ltd.	27,806,000	173,435
Douglas Emmett, Inc. REIT	4,750,000	159,315
Federal Realty Investment Trust REIT	1,400,000	157,976
Extra Space Storage Inc. REIT	983,000	146,162
CIFI Holdings (Group) Co. Ltd.	160,670,437	143,756
Mid-America Apartment Communities, Inc. REIT	875,000	137,664
Simon Property Group, Inc. REIT	1,000,000	121,740
Boston Properties, Inc. REIT	795,496	86,987
Regency Centers Corp. REIT	1,012,264	64,441
Brookfield Property Partners LP	950,000	17,091
The Income Fund of America — Page 3 of 50

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Selvaag Bolig ASA	1,912,218	$14,036
Samhallsbyggnadsbolaget i Norden AB, Class B	3,544,000	13,514
		8,199,316
Utilities 5.53%
DTE Energy Company[5]	10,531,043	1,474,557
Enel SpA	146,898,535	1,460,025
Brookfield Infrastructure Partners LP5	16,483,823	887,523
Duke Energy Corp.	7,746,365	779,981
AES Corp.	22,406,000	623,335
Public Service Enterprise Group Inc.	5,973,000	377,255
Southern Co.	4,859,400	321,547
Dominion Energy, Inc.	2,967,000	237,063
Entergy Corp.	2,045,100	223,509
Guangdong Investment Ltd.	72,294,000	111,311
National Grid PLC	6,866,922	86,357
Engie SA4	5,286,200	78,615
Xcel Energy Inc.	939,000	66,951
CMS Energy Corp.	929,700	59,863
Iberdrola, SA, non-registered shares[4]	2,493,114	33,675
American Electric Power Company, Inc.	346,700	30,756
ContourGlobal PLC	6,472,322	17,877
Vistra Corp.	70,873	1,196
		6,871,396
Materials 4.83%
Rio Tinto PLC	15,283,600	1,282,487
Dow Inc.	16,597,738	1,037,359
Vale SA, ordinary nominative shares	38,954,200	781,802
LyondellBasell Industries NV	7,148,000	741,533
BASF SE	5,608,000	452,268
Packaging Corp. of America	2,901,566	428,416
BHP Group PLC	12,969,600	391,280
Air Products and Chemicals, Inc.	1,029,071	296,866
Polymetal International PLC	9,900,000	204,471
Fortescue Metals Group Ltd.	10,529,000	183,228
Nucor Corp.	1,180,000	97,067
Eastman Chemical Company	324,864	37,486
Newmont Corp.	600,000	37,446
Evonik Industries AG1	934,056	32,701
		6,004,410
Consumer discretionary 4.19%
Home Depot, Inc.	4,572,800	1,480,078
Target Corp.	4,877,000	1,010,807
Restaurant Brands International Inc.[1]	8,319,502	570,801
Darden Restaurants, Inc.	3,346,000	490,925
General Motors Company[4]	5,618,000	321,462
Hasbro, Inc.	2,406,600	239,336
Stellantis NV	14,320,490	237,935
Las Vegas Sands Corp.[4]	2,975,000	182,249
Industria de Diseño Textil, SA	4,560,000	162,385
Domino’s Pizza Group PLC[5]	30,671,123	162,063
Persimmon PLC	3,350,000	144,903
Wynn Macau, Ltd.[4]	67,533,000	129,889
The Income Fund of America — Page 4 of 50

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sands China Ltd.[4]	8,703,800	$41,347
Sonans Gruppen AS4,5	2,000,000	13,695
MYT Holding Co., Class B2,4	2,070,418	10,973
NMG Parent LLC[4]	61,091	4,795
NMG Parent LLC[2,3,4,7]	6,165	397
		5,204,040
Energy 3.80%
Chevron Corp.	9,859,600	1,016,229
TC Energy Corp. (CAD denominated)	14,086,000	696,880
BP PLC	120,775,559	505,395
Valero Energy Corp.	5,904,000	436,660
ConocoPhillips	7,280,000	372,299
Exxon Mobil Corp.	6,050,000	346,302
Enbridge Inc.	6,993,920	269,755
Canadian Natural Resources, Ltd. (CAD denominated)	7,089,700	215,203
Baker Hughes Co., Class A	9,655,000	193,872
Inter Pipeline Ltd.	10,041,080	146,391
Diamondback Energy, Inc.	1,495,000	122,186
EOG Resources, Inc.	1,092,000	80,415
Chesapeake Energy Corp.[4]	1,669,489	76,079
Chesapeake Energy Corp.[2,4,7]	8,460	347
Eni SpA	3,600,000	42,978
Royal Dutch Shell PLC, Class B (ADR)	1,104,000	39,534
Helmerich & Payne, Inc.	1,360,000	34,857
Rattler Midstream LP5	2,859,750	32,458
Oasis Petroleum Inc.	356,736	27,690
Extraction Oil & Gas, Inc.[4]	392,277	16,389
Extraction Oil & Gas, Inc.[2,4,7]	112,534	4,091
Diamond Offshore Drilling, Inc.[2,4]	1,949,093	10,671
Diamond Offshore Drilling, Inc.[2,3,4,7]	856,478	3,517
Diamond Offshore Drilling, Inc.[2,4,7]	500,795	2,742
Ascent Resources - Utica, LLC, Class A2,3,4,6	110,214,618	15,430
Weatherford International[4]	922,566	9,779
California Resources Corp.[4]	104,121	2,468
Mesquite Energy, Inc.[2,3,4]	25,913	155
McDermott International, Ltd.[4]	156,914	71
Tapstone Energy, LLC[2,3,4,7]	66,043	1
		4,720,844
Communication services 3.61%
Verizon Communications Inc.	27,474,000	1,587,722
SoftBank Corp.	71,004,043	915,731
Koninklijke KPN NV5	212,028,139	730,574
BCE Inc.	8,239,050	389,447
Publicis Groupe SA4	4,199,000	271,899
AT&T Inc.	8,400,000	263,844
TELUS Corp.	11,105,160	230,388
HKBN Ltd.[5]	66,072,000	96,797
Cumulus Media Inc., Class A4	217,442	2,090
Clear Channel Outdoor Holdings, Inc.[4]	152,827	384
		4,488,876
Total common stocks (cost: $61,714,900,000)		93,075,108
The Income Fund of America — Page 5 of 50

unaudited
Preferred securities 0.62% Information technology 0.46%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares	8,658,000	$570,532
Financials 0.16%
Citigroup Inc., Series K, noncumulative, preferred depositary shares	2,145,767	61,047
Citigroup Inc. 7.681% preferred shares	2,245,277	60,937
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares	1,200,000	32,520
PNC Financial Services Group, Inc., Series P, noncumulative preferred depositary shares	1,000,000	26,220
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative preferred depositary shares	555,913	14,993
		195,717
Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[2,3,4,7]	3,260	2,293
Consumer discretionary 0.00%
MYT Holding LLC, Series A, preferred shares	1,427,896	1,449
Total preferred securities (cost: $601,195,000)		769,991
Rights & warrants 0.00% Energy 0.00%
Chesapeake Energy Corp., Class B, warrants, expire 2026[4]	147,850	2,920
Chesapeake Energy Corp., Class A, warrants, expire 2026[4]	117,537	2,672
Chesapeake Energy Corp., Class C, warrants, expire 2026[4]	16,085	312
Sable Permian Resources, LLC, Class A, warrants, expire 2024[2,3,4]	17,183	—[8]
		5,904
Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[2,4]	75,844	373
Utilities 0.00%
Vistra Energy Corp., rights[2,3,4,7]	1,138	—[8]
Total rights & warrants (cost: $14,764,000)		6,277
Convertible stocks 1.17% Health care 0.48%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	150,000	257,027
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	82,100	116,233
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023	2,950,000	162,928
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	449,460	52,848
		589,036
Utilities 0.29%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	3,420,300	172,280
AES Corp., convertible preferred units, 6.875%, 2024	1,043,000	113,677
DTE Energy Company, convertible preferred units, 6.25% 2022[5]	902,600	45,798
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	600,000	30,708
		362,463
The Income Fund of America — Page 6 of 50

unaudited
Convertible stocks (continued) Information technology 0.18%	Shares	Value (000)
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	150,000	$217,417
Financials 0.10%
KKR & Co. Inc., Series C, 6.00% convertible preferred shares	1,693,425	126,973
Consumer discretionary 0.09%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	700,288	114,357
Consumer staples 0.03%
Bunge Ltd., 4.875% convertible preferred shares	322,700	38,079
Total convertible stocks (cost: $1,114,294,000)		1,448,325
Convertible bonds & notes 0.00% Energy 0.00%	Principal amount (000)
Mesquite Energy Inc., convertible notes, 15.19% 2023 (100% PIK)[2,3,7,9]	$516	516
Total convertible bonds & notes (cost: $516,000)		516
Bonds, notes & other debt instruments 20.77% Corporate bonds, notes & loans 14.15% Financials 2.03%
ACE INA Holdings Inc. 2.875% 2022	765	792
ACE INA Holdings Inc. 3.35% 2026	765	841
Advisor Group Holdings, LLC 6.25% 2028[7]	25,993	27,000
AerCap Holdings NV 4.50% 2023	10,000	10,773
AerCap Holdings NV 6.50% 2025	4,315	5,080
AG Merger Sub II, Inc. 10.75% 2027[7]	38,257	42,578
Alliant Holdings Intermediate, LLC 6.75% 2027[7]	22,331	23,492
Ally Financial Inc. 8.00% 2031	11,764	16,212
American International Group, Inc. 2.50% 2025	25,000	26,367
American International Group, Inc. 3.40% 2030	4,100	4,386
American International Group, Inc. 4.375% 2050	3,450	3,985
Aretec Escrow Issuer Inc. 7.50% 2029[7]	17,335	17,785
AssuredPartners, Inc. 8.00% 2027[7]	17,850	19,055
AssuredPartners, Inc. 5.625% 2029[7]	9,385	9,526
AXA Equitable Holdings, Inc. 5.00% 2048	1,500	1,833
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	8,245	8,404
Bank of America Corp. 5.00% 2021	3,500	3,504
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[10]	10,750	11,292
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[10]	7,500	7,454
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	9,700	9,726
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[10]	2,884	2,912
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]	5,400	5,852
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[10]	20,000	18,988
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	34,000	32,284
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[10]	14,617	14,805
Bank of China Ltd. (Hong Kong Branch) 3.875% 2025	359	393
Bank of China Ltd. (Hong Kong Branch) 4.00% 2028	200	217
The Income Fund of America — Page 7 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of Nova Scotia 1.625% 2023	$8,000	$8,198
Berkshire Hathaway Finance Corp. 4.20% 2048	9,020	10,639
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[7,10]	5,750	6,061
BNP Paribas 3.375% 2025[7]	22,125	23,847
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[7,10]	22,950	23,666
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[7,10]	12,125	11,950
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[7,10]	5,200	5,241
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[10]	11,575	12,255
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[10]	7,300	7,835
Citigroup Inc. 4.60% 2026	3,875	4,432
Citigroup Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[10]	700	772
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	2,400	2,503
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[10]	14,800	14,865
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[10]	3,000	3,435
Citigroup Inc., Series A, junior subordinated, 5.95% (3-month USD-LIBOR + 4.068% on 1/30/2023)[10]	100	106
CME Group Inc. 3.75% 2028	6,875	7,758
Commonwealth Bank of Australia 3.35% 2024	800	868
Commonwealth Bank of Australia 3.35% 2024[7]	675	732
Compass Diversified Holdings 5.25% 2029[7]	30,740	32,469
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[7,10]	10,675	10,886
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[7,10]	4,900	4,815
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[7,10]	4,750	4,917
Credit Suisse Group AG 3.80% 2023	14,925	15,869
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[7,10]	1,275	1,327
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[7,10]	13,800	14,112
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[7,10]	16,300	15,885
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,10]	1,975	2,136
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[7,10]	10,408	11,517
Danske Bank AS 3.875% 2023[7]	9,604	10,272
Deutsche Bank AG 3.375% 2021	1,825	1,826
Deutsche Bank AG 4.25% 2021	725	737
Deutsche Bank AG 3.30% 2022	460	477
Deutsche Bank AG 5.00% 2022	3,875	4,006
Deutsche Bank AG 3.95% 2023	5,345	5,638
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[10]	21,775	22,355
Deutsche Bank AG 3.70% 2024	12,650	13,587
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[10]	89,325	96,831
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[10]	37,898	38,412
Deutsche Bank AG 4.10% 2026	33,957	37,179
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[10]	6,450	6,760
Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[10]	16,000	15,873
Fairstone Financial Inc. 7.875% 2024[7]	14,921	15,675
FS Energy and Power Fund 7.50% 2023[7]	30,250	30,783
GE Capital Funding, LLC 4.05% 2027[7]	12,025	13,463
GE Capital Funding, LLC 4.40% 2030[7]	23,000	26,182
Goldman Sachs Group, Inc. 5.75% 2022	20,000	20,790
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[10]	10,904	11,228
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[10]	1,100	1,182
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[10]	11,625	11,465
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[10]	28,650	28,551
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[10]	8,000	8,822
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	8,023	8,069
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[10]	14,770	14,932
Groupe BPCE SA 5.70% 2023[7]	16,825	18,753
The Income Fund of America — Page 8 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 5.15% 2024[7]	$18,160	$20,367
Groupe BPCE SA 1.00% 2026[7]	20,700	20,308
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[7,10]	6,925	6,934
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,10]	7,675	7,423
Hightower Holding, LLC 6.75% 2029[7]	10,980	11,255
HSBC Holdings PLC 4.25% 2024	9,000	9,830
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[10]	14,000	14,336
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[10]	5,750	6,536
HUB International Ltd. 7.00% 2026[7]	28,461	29,526
HUB International Ltd., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2025[11,12]	5,925	5,931
Icahn Enterprises Finance Corp. 5.25% 2027	5,230	5,341
Icahn Enterprises Finance Corp. 4.375% 2029[7]	9,625	9,348
Intercontinental Exchange, Inc. 2.65% 2040	12,025	11,211
Intesa Sanpaolo SpA 3.125% 2022[7]	11,300	11,605
Intesa Sanpaolo SpA 3.375% 2023[7]	9,360	9,762
Intesa Sanpaolo SpA 3.25% 2024[7]	1,730	1,847
Intesa Sanpaolo SpA 5.017% 2024[7]	149,555	162,536
Intesa Sanpaolo SpA 5.71% 2026[7]	43,165	48,444
Intesa Sanpaolo SpA 3.875% 2027[7]	9,300	10,109
Intesa Sanpaolo SpA 3.875% 2028[7]	2,820	3,018
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[10]	5,400	5,726
JPMorgan Chase & Co. 3.875% 2024	150	164
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[10]	250	261
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[10]	23,150	23,894
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[10]	4,400	4,496
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[10]	350	383
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[10]	4,100	4,146
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[10]	11,815	11,873
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[10]	16,675	16,727
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[10]	16,675	16,710
JPMorgan Chase & Co., Series Z, junior subordinated, 4.005% (3-month USD-LIBOR + 3.80% on 8/2/2021)[10]	30,000	30,153
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[10]	25,901	28,799
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	8,320	8,514
Ladder Capital Corp. 5.25% 2022[7]	2,150	2,162
Ladder Capital Corp. 4.25% 2027[7]	16,519	16,239
Liberty Mutual Group Inc. 4.25% 2023[7]	971	1,047
Liberty Mutual Group Inc. 4.569% 2029[7]	3,429	3,983
Lloyds Banking Group PLC 4.05% 2023	6,000	6,469
Lloyds Banking Group PLC 4.582% 2025	7,000	7,848
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[10]	5,600	5,842
Lloyds Banking Group PLC 4.375% 2028	3,950	4,483
LPL Financial Holdings Inc. 4.625% 2027[7]	35,125	36,728
MGIC Investment Corp. 5.25% 2028	5,075	5,360
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	3,850	3,877
Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[10]	5,200	5,216
Mizuho Financial Group, Inc. 1.979% 2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[10]	4,100	3,927
Morgan Stanley 3.70% 2024	600	657
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[10]	21,303	20,920
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[10]	9,869	9,921
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[10]	37,500	35,554
The Income Fund of America — Page 9 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[10]	$2,854	$2,896
MSCI Inc. 5.375% 2027[7]	13,336	14,290
MSCI Inc. 4.00% 2029[7]	19,500	20,403
MSCI Inc. 3.625% 2031[7]	11,825	11,825
MSCI Inc. 3.875% 2031[7]	11,064	11,353
National Financial Partners Corp. 6.875% 2028[7]	17,826	18,730
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	3,520	3,883
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 2.474% 2024[7,12]	8,150	8,146
Navient Corp. 6.50% 2022	7,115	7,471
Navient Corp. 5.50% 2023	57,536	60,269
Navient Corp. 7.25% 2023	2,700	2,940
Navient Corp. 5.875% 2024	14,665	15,459
Navient Corp. 6.125% 2024	29,925	31,702
Navient Corp. 5.00% 2027	16,025	16,165
Navient Corp. 5.625% 2033	10,990	10,305
Owl Rock Capital Corp. 4.625% 2024[7]	9,285	9,765
Owl Rock Capital Corp. 3.75% 2025	12,173	12,908
Owl Rock Capital Corp. 4.00% 2025	449	478
Owl Rock Capital Corp. 3.375% 2026	5,700	5,915
Owl Rock Capital Corp. 2.625% 2027	20,000	19,915
PNC Financial Services Group, Inc. 2.854% 2022[10]	8,395	8,715
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,280
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)[10]	80	81
Prudential Financial, Inc. 4.35% 2050	7,000	8,327
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[10]	1,850	2,007
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[10]	4,000	4,634
Quicken Loans, LLC 3.625% 2029[7]	6,645	6,475
Rabobank Nederland 2.75% 2022	2,825	2,874
Rabobank Nederland 4.375% 2025	9,000	10,039
Royal Bank of Canada 1.15% 2025	12,367	12,453
Royal Bank of Canada 0.875% 2026	9,025	8,912
Santander Holdings USA, Inc. 4.45% 2021	2,172	2,216
Santander Holdings USA, Inc. 3.70% 2022	6,950	7,130
Santander Holdings USA, Inc. 3.40% 2023	12,500	13,040
Santander Holdings USA, Inc. 3.50% 2024	11,250	12,049
Springleaf Finance Corp. 6.125% 2024	20,000	21,625
Starwood Property Trust, Inc. 5.00% 2021	30,716	31,067
Starwood Property Trust, Inc. 5.50% 2023[7]	5,400	5,677
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,10]	3,800	4,308
Synchrony Financial 2.85% 2022	7,075	7,249
Synchrony Financial 4.375% 2024	5,095	5,552
Toronto-Dominion Bank 0.75% 2025	6,575	6,499
Toronto-Dominion Bank 1.15% 2025	20,075	20,190
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.203% 2026[11,12]	10	9
U.S. Bancorp 3.70% 2024	10,000	10,863
U.S. Bancorp 2.375% 2026	6,000	6,337
UBS Group AG 4.125% 2025[7]	4,425	4,941
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,10]	4,000	3,963
UniCredit SpA 3.75% 2022[7]	27,048	27,801
The Income Fund of America — Page 10 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 6.572% 2022[7]	$42,725	$44,384
UniCredit SpA 4.625% 2027[7]	1,730	1,942
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,10]	23,729	26,335
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[7,10]	13,894	16,506
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[7,10]	1,260	1,354
WASH Multifamily Acquisition Inc. 5.75% 2026[7]	12,245	12,735
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[10]	6,500	6,648
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[10]	25,175	26,343
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[10]	12,000	12,434
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[10]	9,350	9,693
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	3,950	4,070
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[10]	281	308
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[10]	4,875	5,064
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[10]	13,850	14,008
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[10]	4,150	5,398
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	7,000	7,253
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]	11,150	10,706
Westpac Banking Corp. 2.963% 2040	5,075	4,782
		2,529,320
Energy 2.00%
Antero Resources Corp. 7.625% 2029[7]	1,900	2,063
Apache Corp. 4.625% 2025	6,905	7,302
Apache Corp. 4.875% 2027	35,590	37,610
Apache Corp. 4.375% 2028	21,339	21,792
Apache Corp. 4.25% 2030	4,870	4,893
Apache Corp. 6.00% 2037	3,565	4,028
Apache Corp. 4.75% 2043	7,110	7,070
Apache Corp. 4.25% 2044	4,600	4,294
Apache Corp. 5.35% 2049	28,900	28,972
Ascent Resources - Utica LLC 7.00% 2026[7]	25,715	26,106
Ascent Resources - Utica LLC 9.00% 2027[7]	959	1,249
Ascent Resources - Utica LLC 8.25% 2028[7]	5,863	6,305
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[7,11,12]	6,827	7,591
Baker Hughes, a GE Co. 4.486% 2030	1,650	1,904
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[7]	9,771	10,575
BP Capital Markets America Inc. 2.772% 2050	13,465	11,947
BP Capital Markets PLC 3.00% 2050	1,600	1,480
California Resources Corp. 7.125% 2026[7]	10,465	10,735
Canadian Natural Resources Ltd. 2.05% 2025	4,343	4,437
Canadian Natural Resources Ltd. 3.85% 2027	2,760	3,021
Canadian Natural Resources Ltd. 2.95% 2030	12,054	12,202
Canadian Natural Resources Ltd. 4.95% 2047	1,800	2,139
Cenovus Energy Inc. 3.80% 2023	17,288	18,218
Cenovus Energy Inc. 5.375% 2025	8,000	9,102
Cenovus Energy Inc. 4.25% 2027	43,601	47,941
Cenovus Energy Inc. 5.25% 2037	4,770	5,309
Cenovus Energy Inc. 5.40% 2047	9,218	10,514
Centennial Resource Production, LLC 6.875% 2027[7]	2,615	2,468
Cheniere Energy Partners, LP 5.625% 2026	10,950	11,429
Cheniere Energy Partners, LP 4.50% 2029	41,021	42,889
Cheniere Energy Partners, LP 4.00% 2031[7]	32,605	33,216
The Income Fund of America — Page 11 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Cheniere Energy, Inc. 5.125% 2027	$31,000	$35,775
Cheniere Energy, Inc. 4.625% 2028[7]	46,970	49,032
Chesapeake Energy Corp. 4.875% 2022[13]	28,085	597
Chesapeake Energy Corp. 5.50% 2026[7]	17,240	18,210
Chesapeake Energy Corp. 5.875% 2029[7]	9,515	10,264
Chevron Corp. 1.995% 2027	3,947	4,085
Chevron Corp. 3.078% 2050	900	880
Chevron USA Inc. 1.018% 2027	4,823	4,687
Chevron USA Inc. 3.25% 2029	1,900	2,063
Chevron USA Inc. 4.95% 2047	2,550	3,252
Chevron USA Inc. 4.20% 2049	1,200	1,391
CNX Resources Corp. 7.25% 2027[7]	23,775	25,712
CNX Resources Corp. 6.00% 2029[7]	8,260	8,837
Comstock Resources, Inc. 9.75% 2026	4,946	5,384
Comstock Resources, Inc. 6.75% 2029[7]	17,565	17,965
ConocoPhillips 4.30% 2028[7]	14,440	16,508
Continental Resources Inc. 5.75% 2031[7]	6,320	7,339
Convey Park Energy LLC 7.50% 2025[7]	396	410
Diamond Offshore Drilling, Inc. 9.00% 2027[2,3,7,9]	3,330	3,330
Diamond Offshore Drilling, Inc. 9.00% 2027[2,3,9]	529	529
Diamondback Energy, Inc. 4.40% 2051	5,180	5,447
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	37,050
Enbridge Energy Partners, LP 5.875% 2025	2,545	3,018
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,472
Enbridge Energy Partners, LP 7.375% 2045	18,914	28,216
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	8,459
Enbridge Inc. 4.00% 2023	5,830	6,246
Enbridge Inc. 2.50% 2025	3,500	3,663
Endeavor Energy Resources, LP 6.625% 2025[7]	9,125	9,730
Energy Transfer Operating, LP 5.875% 2024	629	700
Energy Transfer Operating, LP 2.90% 2025	9,203	9,666
Energy Transfer Operating, LP 3.75% 2030	16,115	16,787
Energy Transfer Operating, LP 5.00% 2050	84,207	88,890
Energy Transfer Partners, LP 4.50% 2024	2,170	2,386
Energy Transfer Partners, LP 4.75% 2026	8,000	8,949
Energy Transfer Partners, LP 4.20% 2027	7,263	7,941
Energy Transfer Partners, LP 4.95% 2028	9,400	10,583
Energy Transfer Partners, LP 6.125% 2045	7,449	8,672
Energy Transfer Partners, LP 5.30% 2047	8,944	9,545
Energy Transfer Partners, LP 6.00% 2048	8,153	9,422
Energy Transfer Partners, LP 6.25% 2049	5,891	7,083
Enterprise Products Operating LLC 3.20% 2052	1,212	1,119
EQM Midstream Partners, LP 4.125% 2026	3,036	3,071
EQM Midstream Partners, LP 6.50% 2027[7]	34,680	38,338
EQM Midstream Partners, LP 5.50% 2028	11,440	12,166
EQM Midstream Partners, LP 4.50% 2029[7]	5,045	5,020
EQM Midstream Partners, LP 4.75% 2031[7]	18,310	18,149
EQT Corp. 3.00% 2022	35,175	35,878
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[10]	22,569	26,011
EQT Corp. 3.90% 2027	1,950	2,035
EQT Corp. 5.00% 2029	2,485	2,720
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[10]	6,885	8,813
Equinor ASA 3.00% 2027	7,000	7,570
Equinor ASA 3.625% 2028	5,265	5,832
The Income Fund of America — Page 12 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Equinor ASA 3.25% 2049	$7,583	$7,611
Exxon Mobil Corp. 2.44% 2029	4,315	4,432
Exxon Mobil Corp. 2.61% 2030	1,700	1,744
Genesis Energy, LP 5.625% 2024	2,890	2,895
Genesis Energy, LP 6.50% 2025	18,279	18,393
Genesis Energy, LP 8.00% 2027	26,670	27,510
Harvest Midstream I, LP 7.50% 2028[7]	17,655	19,074
Hess Midstream Partners LP 5.125% 2028[7]	9,435	9,791
Hilcorp Energy I, LP 5.75% 2025[7]	11,400	11,576
Hilcorp Energy I, LP 5.75% 2029[7]	2,210	2,254
Hilcorp Energy I, LP 6.00% 2031[7]	16,005	16,526
Indigo Natural Resources LLC 5.375% 2029[7]	5,980	5,943
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	22,967
Kinder Morgan, Inc. 3.60% 2051	10,000	9,604
MPLX LP 1.75% 2026	6,500	6,544
MPLX LP 2.65% 2030	11,897	11,758
MPLX LP 4.70% 2048	7,500	8,218
MPLX LP 5.50% 2049	8,324	10,142
Nabors Industries Inc. 5.75% 2025	2,625	2,175
New Fortress Energy Inc. 6.50% 2026[7]	13,415	13,707
NGL Energy Operating LLC 7.50% 2026[7]	75,280	78,950
NGL Energy Partners LP 7.50% 2023	8,696	8,495
NGL Energy Partners LP 6.125% 2025	25,543	22,770
Northern Oil and Gas, Inc. 8.125% 2028[7]	12,210	12,565
NuStar Logistics, LP 6.00% 2026	11,725	12,727
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	36,885	37,796
Occidental Petroleum Corp. 2.70% 2023	6,110	6,138
Occidental Petroleum Corp. 2.90% 2024	13,065	13,049
Occidental Petroleum Corp. 5.875% 2025	26,340	28,809
Occidental Petroleum Corp. 8.00% 2025	22,050	25,785
Occidental Petroleum Corp. 8.50% 2027	13,000	15,836
Occidental Petroleum Corp. 6.375% 2028	10,000	11,213
Occidental Petroleum Corp. 3.50% 2029	4,530	4,332
Occidental Petroleum Corp. 6.625% 2030	11,445	13,062
Occidental Petroleum Corp. 8.875% 2030	34,900	44,890
Occidental Petroleum Corp. 6.125% 2031	8,675	9,662
Occidental Petroleum Corp. 6.45% 2036	1,095	1,246
Occidental Petroleum Corp. 6.60% 2046	2,000	2,208
ONEOK, Inc. 2.20% 2025	413	425
ONEOK, Inc. 5.85% 2026	16,293	19,213
ONEOK, Inc. 3.10% 2030	1,154	1,173
ONEOK, Inc. 6.35% 2031	7,405	9,359
ONEOK, Inc. 5.20% 2048	5,652	6,476
ONEOK, Inc. 4.50% 2050	2,530	2,648
ONEOK, Inc. 7.15% 2051	3,048	4,193
Peabody Energy Corp. 8.50% 2024[7,9]	8,844	4,245
Petrobras Global Finance Co. 5.60% 2031	8,000	8,648
Petrobras Global Finance Co. 6.90% 2049	5,330	6,009
Petrobras Global Finance Co. 6.75% 2050	23,640	25,903
Petróleos Mexicanos 4.875% 2022	11,055	11,303
Petróleos Mexicanos 5.375% 2022	4,165	4,285
Petróleos Mexicanos 3.50% 2023	3,325	3,395
Petróleos Mexicanos 4.625% 2023	4,243	4,408
Petróleos Mexicanos 6.875% 2025[7]	16,543	18,081
The Income Fund of America — Page 13 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.875% 2025	$2,412	$2,636
Petróleos Mexicanos 6.875% 2026	77,241	84,057
Petróleos Mexicanos 6.50% 2027	72,935	77,220
Phillips 66 2.15% 2030	3,995	3,810
PIC AU Holdings Corp. / PIC AU Holdings LLC 10.00% 2024[7]	1,180	1,086
Pioneer Natural Resources Company 1.125% 2026	3,586	3,539
Pioneer Natural Resources Company 2.15% 2031	9,744	9,222
Plains All American Pipeline, LP 3.80% 2030	1,361	1,403
Range Resources Corp. 4.875% 2025	4,875	4,851
Range Resources Corp. 8.25% 2029[7]	13,390	14,543
Rattler Midstream Partners LP 5.625% 2025[7]	4,800	5,068
Rockies Express Pipeline LLC 4.95% 2029[7]	11,768	12,011
Sabine Pass Liquefaction, LLC 5.625% 2023[10]	9,500	10,282
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	11,295
Sabine Pass Liquefaction, LLC 5.625% 2025	6,445	7,399
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,488
Sabine Pass Liquefaction, LLC 4.50% 2030	16,532	18,637
Sanchez Energy Corp. 7.25% 2023[7,13]	5,374	34
Saudi Arabian Oil Co. 2.875% 2024[7]	7,813	8,258
Saudi Arabian Oil Co. 1.625% 2025[7]	589	597
Saudi Arabian Oil Co. 3.50% 2029[7]	3,207	3,444
Saudi Arabian Oil Co. 2.25% 2030[7]	1,326	1,284
Southwestern Energy Co. 6.45% 2025[10]	29,775	32,194
Southwestern Energy Co. 7.50% 2026	22,445	23,792
Southwestern Energy Co. 7.75% 2027	2,890	3,110
Southwestern Energy Co. 8.375% 2028	7,640	8,404
Statoil ASA 2.75% 2021	3,085	3,126
Statoil ASA 3.25% 2024	850	924
Statoil ASA 4.25% 2041	3,000	3,464
Suncor Energy Inc. 3.10% 2025	6,146	6,589
Suncor Energy Inc. 3.75% 2051	669	670
Sunoco Logistics Operating Partners, LP 4.00% 2027	5,586	6,017
Sunoco Logistics Operating Partners, LP 5.40% 2047	14,364	15,634
Sunoco LP 5.50% 2026	1,665	1,723
Sunoco LP 6.00% 2027	12,160	12,802
Sunoco LP 5.875% 2028	12,700	13,475
Sunoco LP 4.50% 2029[7]	4,600	4,652
Superior Plus LP And Superior General Partner Inc. 4.50% 2029[7]	3,825	3,907
Tallgrass Energy Partners, LP 7.50% 2025[7]	4,800	5,253
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,11,12]	51	26
Targa Resources Partners LP 5.875% 2026	5,125	5,378
Targa Resources Partners LP 6.50% 2027	4,740	5,167
Targa Resources Partners LP 6.875% 2029	9,385	10,546
Targa Resources Partners LP 5.50% 2030	17,700	19,184
Targa Resources Partners LP 4.875% 2031[7]	4,680	4,898
Targa Resources Partners LP 4.00% 2032[7]	7,700	7,575
Teekay Corp. 9.25% 2022[7]	22,090	22,633
Teekay Offshore Partners LP 8.50% 2023[7]	14,400	13,148
Total Capital International 3.127% 2050	8,100	7,784
Total SE 2.986% 2041	19,151	18,672
Total SE 3.386% 2060	4,100	4,020
TransCanada PipeLines Ltd. 4.10% 2030	5,254	5,904
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050	1,600	1,681
Transocean Guardian Ltd. 5.875% 2024[7]	7,870	7,334
The Income Fund of America — Page 14 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Inc. 6.125% 2025[7]	$4,435	$4,333
Transocean Poseidon Ltd. 6.875% 2027[7]	8,235	7,839
Valero Energy Corp. 4.00% 2029	6,000	6,555
Weatherford International PLC 8.75% 2024[7]	23,290	24,440
Weatherford International PLC 11.00% 2024[7]	43,051	42,614
Western Gas Partners LP 4.50% 2028	30,415	32,468
Western Gas Partners LP 5.45% 2044	1,210	1,277
Western Midstream Operating, LP 4.35% 2025[10]	9,602	10,166
Western Midstream Operating, LP 4.75% 2028	3,495	3,766
Western Midstream Operating, LP 5.30% 2030[10]	5,750	6,282
Williams Companies, Inc. 3.50% 2030	12,485	13,346
WPX Energy, Inc. 4.50% 2030	11,418	12,314
		2,486,109
Health care 1.69%
Abbott Laboratories 3.75% 2026	3,539	4,005
AbbVie Inc. 3.45% 2022	8,300	8,479
AbbVie Inc. 2.60% 2024	6,000	6,357
AbbVie Inc. 2.95% 2026	2,890	3,097
AbbVie Inc. 4.55% 2035	6,750	8,002
AbbVie Inc. 4.30% 2036	1,003	1,152
AbbVie Inc. 4.75% 2045	1,203	1,441
AmerisourceBergen Corp. 0.737% 2023	9,914	9,942
Amgen Inc. 2.20% 2027	2,915	3,024
Anthem, Inc. 2.375% 2025	2,046	2,148
AstraZeneca PLC 3.375% 2025	4,500	4,935
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.863% 2026[11,12]	21,047	20,705
Avantor Funding, Inc. 4.625% 2028[7]	18,470	19,370
Bausch Health Companies Inc. 9.25% 2026[7]	7,650	8,487
Bausch Health Companies Inc. 5.00% 2028[7]	19,784	20,106
Bausch Health Companies Inc. 7.00% 2028[7]	9,470	10,311
Bausch Health Companies Inc. 5.25% 2031[7]	10,420	10,451
Bayer US Finance II LLC 3.875% 2023[7]	3,850	4,143
Bayer US Finance II LLC 4.25% 2025[7]	20,143	22,501
Bayer US Finance II LLC 4.40% 2044[7]	13,090	14,607
Becton, Dickinson and Company 3.70% 2027	6,000	6,673
Boston Scientific Corp. 1.90% 2025	9,109	9,438
Boston Scientific Corp. 3.85% 2025	2,543	2,821
Catalent Pharma Solutions Inc. 5.00% 2027[7]	1,407	1,474
Catalent, Inc. 3.125% 2029[7]	17,495	16,949
Centene Corp. 5.375% 2026[7]	6,740	7,030
Centene Corp. 4.25% 2027	51,990	54,557
Centene Corp. 4.625% 2029	82,420	89,331
Centene Corp. 3.00% 2030	28,035	27,860
Centene Corp. 3.375% 2030	29,100	29,246
Centene Corp. 2.50% 2031	12,110	11,595
Charles River Laboratories International, Inc. 4.25% 2028[7]	13,815	14,403
Charles River Laboratories International, Inc. 3.75% 2029[7]	2,500	2,547
Cigna Corp. 4.80% 2038	3,830	4,631
Community Health Systems Inc. 5.625% 2027[7]	4,815	5,113
Community Health Systems Inc. 6.00% 2029[7]	8,870	9,349
CVS Health Corp. 1.30% 2027	15,523	15,153
DaVita Inc. 4.625% 2030[7]	20,900	21,187
Eli Lilly and Company 3.375% 2029	3,330	3,670
The Income Fund of America — Page 15 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Encompass Health Corp. 4.50% 2028	$19,802	$20,569
Encompass Health Corp. 4.75% 2030	12,660	13,309
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[7]	28,561	30,310
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[7]	1,177	896
Endo International PLC 5.75% 2022[7]	35,321	34,041
Endo Luxembourg Finance Co I SARL / Endo US Inc. 6.125% 2029[7]	6,845	6,785
GlaxoSmithKline PLC 3.625% 2025	5,915	6,543
HCA Inc. 5.375% 2025	3,560	3,972
HCA Inc. 5.375% 2026	6,680	7,593
HCA Inc. 5.875% 2026	13,870	15,951
HCA Inc. 5.625% 2028	15,390	17,968
HCA Inc. 3.50% 2030	13,734	14,125
HealthSouth Corp. 5.75% 2025	12,472	12,924
IMS Health Holdings, Inc. 5.00% 2026[7]	24,700	25,567
Iqvia Inc. 5.00% 2027[7]	8,320	8,715
Jaguar Holding Co. II 4.625% 2025[7]	5,145	5,415
Jaguar Holding Co. II 5.00% 2028[7]	7,050	7,697
Jazz Securities Designated Activity Co. 4.375% 2029[7]	8,040	8,231
Mallinckrodt PLC 10.00% 2025[7]	30,060	33,517
Molina Healthcare, Inc. 5.375% 2022	44,090	46,322
Molina Healthcare, Inc. 4.375% 2028[7]	4,840	4,979
Molina Healthcare, Inc. 3.875% 2030[7]	12,815	13,215
Mylan Laboratories Inc. 3.15% 2021	1,500	1,503
Novant Health, Inc. 3.168% 2051	6,000	6,002
Novartis Capital Corp. 2.00% 2027	3,090	3,195
Organon Finance 1 LLC 4.125% 2028[7]	25,670	26,331
Organon Finance 1 LLC 5.125% 2031[7]	16,320	16,954
Owens & Minor, Inc. 4.375% 2024	32,762	33,847
Owens & Minor, Inc. 4.50% 2029[7]	24,640	24,913
Par Pharmaceutical Inc. 7.50% 2027[7]	51,548	54,319
Pfizer Inc. 3.45% 2029	9,000	9,960
Radiology Partners, Inc. 9.25% 2028[7]	21,890	24,091
Rede D’Or Finance SARL 4.95% 2028	1,820	1,883
Rede D’Or Finance SARL 4.50% 2030	10,840	10,661
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,9,11,12]	16,739	16,739
RP Escrow Issuer, LLC 5.25% 2025[7]	6,290	6,556
Select Medical Holdings Corp. 6.25% 2026[7]	18,853	20,069
Shire PLC 2.875% 2023	4,425	4,647
Surgery Center Holdings 10.00% 2027[7]	13,180	14,477
Syneos Health, Inc. 3.625% 2029[7]	12,340	12,078
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	12,910	14,117
Team Health Holdings, Inc. 6.375% 2025[7]	13,060	11,591
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[11,12]	13,586	12,720
Tenet Healthcare Corp. 4.625% 2024	22,866	23,240
Tenet Healthcare Corp. 4.875% 2026[7]	85,230	88,661
Tenet Healthcare Corp. 5.125% 2027[7]	13,695	14,380
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,593	4,596
Teva Pharmaceutical Finance Co. BV 2.80% 2023	142,289	141,062
Teva Pharmaceutical Finance Co. BV 6.00% 2024	109,842	116,021
Teva Pharmaceutical Finance Co. BV 7.125% 2025	30,880	33,719
Teva Pharmaceutical Finance Co. BV 3.15% 2026	85,630	80,514
Teva Pharmaceutical Finance Co. BV 6.75% 2028	192,275	209,820
Teva Pharmaceutical Finance Co. BV 4.10% 2046	70,245	59,981
UnitedHealth Group Inc. 4.45% 2048	5,000	6,133
The Income Fund of America — Page 16 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 5.50% 2025[7]	$13,550	$13,990
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	93,162	95,238
Valeant Pharmaceuticals International, Inc. 9.00% 2025[7]	16,475	17,899
Valeant Pharmaceuticals International, Inc. 8.50% 2027[7]	5,175	5,770
Zimmer Holdings, Inc. 3.15% 2022	9,455	9,652
		2,102,263
Consumer discretionary 1.68%
Allied Universal Holdco LLC 6.625% 2026[7]	16,985	17,983
Allied Universal Holdco LLC 9.75% 2027[7]	21,000	23,094
Amazon.com, Inc. 2.70% 2060	8,300	7,486
Bayerische Motoren Werke AG 0.80% 2024[7]	10,210	10,263
Boyd Gaming Corp. 8.625% 2025[7]	5,715	6,340
Boyd Gaming Corp. 4.75% 2027	22,130	22,715
Boyne USA, Inc. 4.75% 2029[7]	6,170	6,347
Caesars Entertainment, Inc. 6.25% 2025[7]	21,365	22,742
Caesars Resort Collection, LLC 5.75% 2025[7]	5,020	5,294
Carnival Corp. 11.50% 2023[7]	42,414	48,795
Carvana Co. 5.625% 2025[7]	2,770	2,857
Carvana Co. 5.50% 2027[7]	5,615	5,690
Carvana Co. 5.875% 2028[7]	12,000	12,478
Cedar Fair LP/Canadas Wonderland Co/Magnum Management Corp/Millennium Operations LLC 5.50% 2025[7]	14,400	15,116
Churchill Downs Inc. 4.75% 2028[7]	18,595	19,130
Cirsa Gaming Corp. SA 7.875% 2023[7]	21,317	21,770
DaimlerChrysler North America Holding Corp. 3.40% 2022[7]	850	871
DaimlerChrysler North America Holding Corp. 1.75% 2023[7]	17,000	17,357
DaimlerChrysler North America Holding Corp. 3.65% 2024[7]	9,360	10,074
DaimlerChrysler North America Holding Corp. 3.30% 2025[7]	2,000	2,162
Dana Inc. 5.625% 2028	15,970	17,228
Dana Inc. 4.25% 2030	6,110	6,186
Ford Motor Co. 8.50% 2023	12,074	13,538
Ford Motor Co. 9.00% 2025	8,656	10,582
Ford Motor Credit Company LLC 5.875% 2021	750	758
Ford Motor Credit Company LLC 3.087% 2023	38,620	39,400
Ford Motor Credit Company LLC 3.096% 2023	17,555	17,972
Ford Motor Credit Company LLC 4.14% 2023	1,600	1,662
Ford Motor Credit Company LLC 4.375% 2023	6,550	6,928
Ford Motor Credit Company LLC 3.664% 2024	14,290	14,906
Ford Motor Credit Company LLC 3.81% 2024	20,790	21,596
Ford Motor Credit Company LLC 4.063% 2024	2,600	2,741
Ford Motor Credit Company LLC 5.584% 2024	10,134	11,064
Ford Motor Credit Company LLC 3.375% 2025	17,250	17,676
Ford Motor Credit Company LLC 5.125% 2025	70,145	76,714
Ford Motor Credit Company LLC 4.542% 2026	28,290	30,412
Ford Motor Credit Company LLC 3.815% 2027	8,715	8,946
Ford Motor Credit Company LLC 4.125% 2027	87,310	91,358
Ford Motor Credit Company LLC 4.271% 2027	43,075	45,314
Ford Motor Credit Company LLC 2.90% 2028	21,730	21,325
Ford Motor Credit Company LLC 5.113% 2029	25,589	27,996
Ford Motor Credit Company LLC 4.00% 2030	24,614	25,170
General Motors Company 5.40% 2023	1,066	1,180
General Motors Company 4.35% 2025	6,329	7,020
General Motors Company 6.125% 2025	10,602	12,590
The Income Fund of America — Page 17 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Company 6.80% 2027	$2,330	$2,932
General Motors Company 5.00% 2035	3,750	4,409
General Motors Company 6.60% 2036	9,460	12,639
General Motors Company 5.20% 2045	3,200	3,760
General Motors Company 6.75% 2046	15,230	21,010
General Motors Company 5.40% 2048	1,150	1,392
General Motors Company 5.95% 2049	8,000	10,362
General Motors Financial Co. 3.15% 2022	75	77
General Motors Financial Co. 3.45% 2022	3,500	3,561
General Motors Financial Co. 3.55% 2022	8,518	8,810
General Motors Financial Co. 3.25% 2023	16,226	16,889
General Motors Financial Co. 3.70% 2023	5,111	5,384
General Motors Financial Co. 5.20% 2023	22,663	24,554
General Motors Financial Co. 1.05% 2024	6,250	6,265
General Motors Financial Co. 3.50% 2024	9,404	10,121
General Motors Financial Co. 5.10% 2024	10,611	11,741
General Motors Financial Co. 2.75% 2025	6,908	7,273
General Motors Financial Co. 4.00% 2025	1,760	1,920
General Motors Financial Co. 4.30% 2025	534	592
General Motors Financial Co. 1.25% 2026	8,100	8,004
General Motors Financial Co. 4.00% 2026	2,000	2,208
General Motors Financial Co. 5.25% 2026	4,938	5,693
General Motors Financial Co. 2.70% 2027	12,000	12,373
General Motors Financial Co. 2.40% 2028	5,825	5,841
General Motors Financial Co. 2.35% 2031	16,900	16,187
Hanesbrands Inc. 4.625% 2024[7]	16,350	17,246
Hanesbrands Inc. 5.375% 2025[7]	7,170	7,555
Hanesbrands Inc. 4.875% 2026[7]	33,027	35,429
Hilton Worldwide Holdings Inc. 4.875% 2030	16,185	17,278
Hilton Worldwide Holdings Inc. 4.00% 2031[7]	20,215	20,445
Home Depot, Inc. 3.90% 2028	1,150	1,321
Home Depot, Inc. 2.95% 2029	5,000	5,358
Home Depot, Inc. 1.375% 2031	25,718	23,946
Home Depot, Inc. 5.95% 2041	12,500	17,806
Home Depot, Inc. 4.50% 2048	601	755
Home Depot, Inc. 2.375% 2051	10,000	8,746
Hyundai Capital America 3.75% 2021[7]	5,000	5,027
Hyundai Capital America 2.85% 2022[7]	8,235	8,481
Hyundai Capital America 3.10% 2022[7]	9,720	9,942
Hyundai Capital America 3.25% 2022[7]	11,817	12,210
Hyundai Capital America 3.95% 2022[7]	8,000	8,204
Hyundai Capital America 1.25% 2023[7]	7,561	7,629
Hyundai Capital America 2.375% 2023[7]	21,815	22,405
Hyundai Capital America 5.75% 2023[7]	5,000	5,469
Hyundai Capital America 1.80% 2025[7]	1,871	1,888
Hyundai Capital America 2.65% 2025[7]	28,554	29,844
Hyundai Capital America 5.875% 2025[7]	5,000	5,812
Hyundai Capital America 1.30% 2026[7]	9,000	8,861
Hyundai Capital America 2.375% 2027[7]	1,169	1,181
Hyundai Capital America 3.00% 2027[7]	22,765	23,886
Hyundai Capital America 1.80% 2028[7]	9,000	8,742
Hyundai Capital Services, Inc. 1.25% 2026[7]	3,490	3,428
International Game Technology PLC 6.50% 2025[7]	19,030	21,099
International Game Technology PLC 5.25% 2029[7]	38,475	40,846
The Income Fund of America — Page 18 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Levi Strauss & Co. 5.00% 2025	$1,826	$1,865
Levi Strauss & Co. 3.50% 2031[7]	6,305	6,298
Lithia Motors, Inc. 4.375% 2031[7]	4,550	4,798
Marriott International, Inc. 5.75% 2025	4,999	5,757
Marriott International, Inc. 3.125% 2026	660	702
Melco International Development Ltd. 5.75% 2028[7]	17,490	18,835
Merlin Entertainment 5.75% 2026[7]	6,910	7,315
MGM Growth Properties LLC 5.625% 2024	3,505	3,784
MGM Growth Properties LLC 4.625% 2025[7]	15,715	16,751
MGM Growth Properties LLC 3.875% 2029[7]	27,355	27,730
MGM Resorts International 7.75% 2022	6,400	6,739
MGM Resorts International 6.00% 2023	10,385	11,129
MGM Resorts International 5.50% 2027	3,617	3,952
Midwest Gaming Borrower, LLC 4.875% 2029[7]	13,870	13,883
Mohegan Gaming & Entertainment 8.00% 2026[7]	34,825	35,393
Neiman Marcus Group Ltd. LLC 7.125% 2026[7]	5,920	6,063
Newell Rubbermaid Inc. 4.875% 2025	6,570	7,268
Newell Rubbermaid Inc. 5.875% 2036[10]	1,010	1,260
Nissan Motor Co., Ltd. 2.60% 2022[7]	9,910	10,158
Nissan Motor Co., Ltd. 3.043% 2023[7]	400	419
Nissan Motor Co., Ltd. 3.522% 2025[7]	800	856
Nissan Motor Co., Ltd. 2.00% 2026[7]	17,000	17,071
Nissan Motor Co., Ltd. 4.345% 2027[7]	2,520	2,760
Nissan Motor Co., Ltd. 2.75% 2028[7]	15,850	15,924
Nissan Motor Co., Ltd. 4.81% 2030[7]	21,325	23,702
Panther BF Aggregator 2, LP 6.25% 2026[7]	11,992	12,735
Panther BF Aggregator 2, LP 8.50% 2027[7]	21,485	23,231
Party City Holdings Inc. 8.75% 2026[7]	6,204	6,367
Real Hero Merger Sub 2, Inc. 6.25% 2029[7]	1,550	1,606
Royal Caribbean Cruises Ltd. 11.50% 2025[7]	8,530	9,892
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	24,705	25,507
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[7]	10,311	11,413
Sands China Ltd. 3.80% 2026	8,325	8,856
Scientific Games Corp. 8.625% 2025[7]	12,910	14,136
Scientific Games Corp. 8.25% 2026[7]	41,310	44,563
Scientific Games Corp. 7.00% 2028[7]	11,129	11,993
Scientific Games Corp. 7.25% 2029[7]	16,515	18,186
Six Flags Entertainment Corp. 4.875% 2024[7]	11,570	11,673
Six Flags Theme Parks Inc. 7.00% 2025[7]	3,500	3,790
Starbucks Corp. 3.50% 2050	1,400	1,431
Tempur Sealy International, Inc. 4.00% 2029[7]	4,710	4,776
Toyota Motor Credit Corp. 0.45% 2024	25,283	25,294
Toyota Motor Credit Corp. 0.80% 2026	13,440	13,381
Toyota Motor Credit Corp. 3.05% 2028	4,050	4,380
Truck Hero Inc., Term Loan-B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[11,12]	8,475	8,469
Vail Resorts, Inc. 6.25% 2025[7]	6,270	6,662
VICI Properties LP 4.25% 2026[7]	3,660	3,779
VICI Properties LP 4.625% 2029[7]	6,565	6,828
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	7,495	7,664
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	10,475	10,572
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	32,040	32,581
Volkswagen Group of America Finance, LLC 4.00% 2021[7]	2,750	2,803
Volkswagen Group of America Finance, LLC 2.70% 2022[7]	3,150	3,248
Volkswagen Group of America Finance, LLC 2.90% 2022[7]	1,650	1,692
The Income Fund of America — Page 19 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 3.125% 2023[7]	$2,000	$2,100
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	7,365	8,014
Volkswagen Group of America Finance, LLC 2.85% 2024[7]	4,870	5,181
Volkswagen Group of America Finance, LLC 1.25% 2025[7]	5,665	5,653
Volkswagen Group of America Finance, LLC 3.35% 2025[7]	6,326	6,852
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	2,911	3,322
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	8,003	8,687
Volkswagen Group of America Finance, LLC 4.75% 2028[7]	2,000	2,344
Wyndham Destinations, Inc. 4.625% 2030[7]	5,750	5,990
Wyndham Worldwide Corp. 4.375% 2028[7]	8,255	8,531
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	21,123	21,717
Wynn Resorts Ltd. 7.75% 2025[7]	20,005	21,647
Wynn Resorts Ltd. 5.125% 2029[7]	8,304	8,594
		2,090,214
Communication services 1.68%
Alphabet Inc. 2.25% 2060	3,900	3,251
Altice France SA 5.125% 2029[7]	67,122	67,290
AT&T Inc. 0.90% 2024	18,000	18,044
AT&T Inc. 1.70% 2026	27,000	27,132
AT&T Inc. 1.65% 2028	7,175	6,994
AT&T Inc. 3.50% 2053[7]	10,335	9,525
British Telecommunications PLC 9.625% 2030[10]	4,011	6,266
Cablevision Systems Corp. 5.375% 2028[7]	8,500	8,956
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[7]	32,217	33,390
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[7]	26,625	27,904
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[7]	13,250	13,863
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	16,050	16,349
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	28,552	29,837
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	12,414	12,314
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	20,100	20,125
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	21,275	19,969
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[7]	19,415	19,633
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[7]	13,800	13,925
CenturyLink, Inc. 6.75% 2023	11,075	12,246
CenturyLink, Inc. 7.50% 2024	5,800	6,498
CenturyLink, Inc. 5.125% 2026[7]	14,175	14,890
CenturyLink, Inc. 4.00% 2027[7]	48,038	49,005
CenturyLink, Inc. 7.65% 2042	270	309
CenturyLink, Inc., Series T, 5.80% 2022	5,100	5,267
Cinemark USA, Inc. 5.875% 2026[7]	11,750	12,191
Cogent Communications Group, Inc. 3.50% 2026[7]	11,450	11,450
Comcast Corp. 6.45% 2037	25,000	36,071
Comcast Corp. 4.60% 2038	9,000	10,958
Deutsche Telekom International Finance BV 9.25% 2032	13,095	21,195
Diamond Sports Group LLC 5.375% 2026[7]	6,912	5,054
Diamond Sports Group LLC 6.625% 2027[7]	26,485	14,344
Discovery Communications, Inc. 3.625% 2030	6,363	6,816
Embarq Corp. 7.995% 2036	49,395	57,592
Epicor Software Corp., Term Loan-C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[11,12]	1,368	1,368
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[11,12]	1,950	2,009
Fox Corp. 4.03% 2024	1,120	1,216
Front Range BidCo, Inc. 6.125% 2028[7]	22,932	23,622
Frontier Communications Corp. 5.875% 2027[7]	15,925	16,940
The Income Fund of America — Page 20 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 5.00% 2028[7]	$14,600	$14,935
Frontier Communications Corp. 6.75% 2029[7]	39,523	41,691
Gogo Inc. 9.875% 2024[7]	121,469	127,467
Gray Television, Inc. 7.00% 2027[7]	17,880	19,552
iHeartCommunications, Inc. 5.25% 2027[7]	14,875	15,430
Inmarsat PLC 6.75% 2026[7]	16,600	17,363
Intelsat Jackson Holding Co. 5.50% 2023[13]	7,495	4,609
Intelsat Jackson Holding Co. 8.00% 2024[7]	40,265	41,691
Intelsat Jackson Holding Co. 8.50% 2024[7,13]	30,425	18,937
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[11,12]	16,989	17,222
Intelsat Jackson Holding Co., Term Loan B3, (USD Prime Rate + 4.75%) 8.00% 2023[11,12]	3,000	3,057
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[11]	27,850	28,427
Lamar Media Corp. 3.75% 2028	5,094	5,146
Lamar Media Corp. 4.875% 2029	6,955	7,338
Lamar Media Corp. 3.625% 2031[7]	3,450	3,368
Level 3 Financing, Inc. 3.75% 2029[7]	30,176	29,459
Liberty Global PLC 5.50% 2028[7]	7,975	8,299
Ligado Networks LLC 15.50% 2023[7,9]	23,475	23,152
Live Nation Entertainment, Inc. 3.75% 2028[7]	5,950	5,936
MDC Partners Inc. 7.50% 2024[7,10]	12,928	13,169
Meredith Corp. 6.875% 2026	19,298	19,829
Myriad International Holdings 5.50% 2025	6,140	7,017
Netflix, Inc. 3.625% 2025[7]	290	312
Netflix, Inc. 4.875% 2028	1,580	1,821
Netflix, Inc. 5.875% 2028	9,840	11,985
Netflix, Inc. 5.375% 2029[7]	21,510	25,570
Netflix, Inc. 6.375% 2029	12,500	15,716
Netflix, Inc. 4.875% 2030[7]	15,520	18,025
News Corp. 3.875% 2029[7]	17,450	17,816
Nexstar Broadcasting, Inc. 4.75% 2028[7]	30,900	31,518
Nexstar Escrow Corp. 5.625% 2027[7]	16,010	16,936
Numericable Group SA 7.375% 2026[7]	27,450	28,494
Playtika Holding Corp. 4.25% 2029[7]	1,480	1,473
Qwest Capital Funding, Inc. 7.625% 2021	3,900	3,951
SBA Tower Trust 1.631% 2051[2,7]	23,592	23,664
Scripps Escrow II, Inc. 3.875% 2029[7]	4,875	4,851
Sinclair Television Group, Inc. 4.125% 2030[7]	5,150	5,028
Sirius XM Radio Inc. 4.625% 2024[7]	25,910	26,623
Sirius XM Radio Inc. 5.00% 2027[7]	4,791	5,023
Sirius XM Radio Inc. 4.125% 2030[7]	7,450	7,459
SoftBank Group Corp. 3.36% 2023[7]	4,556	4,592
Sprint Corp. 7.125% 2024	10,000	11,561
Sprint Corp. 7.625% 2025	36,000	42,795
Sprint Corp. 7.625% 2026	46,270	56,796
Sprint Corp. 6.875% 2028	73,237	92,372
Sprint Corp. 8.75% 2032	15,210	22,571
TEGNA Inc. 4.75% 2026[7]	12,425	13,230
TEGNA Inc. 4.625% 2028	1,925	1,968
Tencent Holdings Ltd. 3.595% 2028	20,000	21,510
Tencent Holdings Ltd. 3.975% 2029	17,277	18,896
Tencent Holdings Ltd. 2.39% 2030	19,723	19,344
Tencent Holdings Ltd. 2.88% 2031[7]	2,670	2,709
Tencent Holdings Ltd. 3.84% 2051[7]	10,665	10,898
T-Mobile US, Inc. 2.625% 2026	6,250	6,365
The Income Fund of America — Page 21 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 2.05% 2028[7]	$11,475	$11,404
T-Mobile US, Inc. 2.625% 2029	6,725	6,560
T-Mobile US, Inc. 2.875% 2031	20,725	20,259
T-Mobile US, Inc. 3.50% 2031	19,500	19,817
T-Mobile US, Inc. 4.50% 2050[7]	4,325	4,884
Trilogy International Partners, LLC 8.875% 2022[7]	56,280	55,521
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 2025[7]	2,100	2,265
Univision Communications Inc. 6.625% 2027[7]	26,575	28,834
UPC Broadband Finco B.V. 4.875% 2031[7]	48,900	48,794
Verizon Communications Inc. 2.10% 2028	20,950	21,154
Verizon Communications Inc. 4.329% 2028	1,675	1,932
Verizon Communications Inc. 2.55% 2031	9,313	9,343
Verizon Communications Inc. 3.40% 2041	12,725	13,054
Verizon Communications Inc. 2.875% 2050	15,000	13,674
Virgin Media O2 4.25% 2031[7]	9,175	8,888
Virgin Media Secured Finance PLC 4.50% 2030[7]	20,770	20,908
Vodafone Group PLC 4.25% 2050	7,275	8,106
Warner Music Group 3.875% 2030[7]	12,300	12,474
Ziggo Bond Co. BV 5.125% 2030[7]	14,170	14,531
Ziggo Bond Finance BV 5.50% 2027[7]	32,703	34,074
Ziggo Bond Finance BV 4.875% 2030[7]	17,075	17,570
		2,082,820
Industrials 1.21%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 1.75% 2026	3,978	3,903
Air Lease Corp. 2.875% 2026	24,541	25,575
Allison Transmission Holdings, Inc. 3.75% 2031[7]	26,640	25,741
American Airlines, Inc. 5.50% 2026[7]	5,880	6,181
American Airlines, Inc. 5.75% 2029[7]	5,880	6,308
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	3,948	3,990
Associated Materials, LLC 9.00% 2025[7]	20,801	22,205
ATS Automation Tooling Systems Inc. 4.125% 2028[7]	3,975	4,012
Avis Budget Car Rental, LLC 5.75% 2027[7]	8,875	9,380
Avis Budget Group, Inc. 5.25% 2025[7]	6,286	6,392
Avis Budget Group, Inc. 5.375% 2029[7]	11,760	12,260
Avolon Holdings Funding Ltd. 3.625% 2022[7]	3,935	4,018
Avolon Holdings Funding Ltd. 3.95% 2024[7]	22,645	23,995
Avolon Holdings Funding Ltd. 2.125% 2026[7]	12,179	11,912
Avolon Holdings Funding Ltd. 4.25% 2026[7]	8,919	9,519
Avolon Holdings Funding Ltd. 3.25% 2027[7]	17,000	17,323
Boeing Company 4.508% 2023	23,054	24,627
Boeing Company 1.95% 2024	2,738	2,816
Boeing Company 2.80% 2024	1,130	1,189
Boeing Company 4.875% 2025	46,241	51,881
Boeing Company 2.196% 2026	22,761	22,806
Boeing Company 2.75% 2026	16,896	17,531
Boeing Company 3.10% 2026	1,454	1,530
Boeing Company 5.04% 2027	24,986	28,728
Boeing Company 3.25% 2028	17,642	18,457
Boeing Company 5.15% 2030	63,054	73,397
Boeing Company 3.625% 2031	22,952	24,159
Boeing Company 3.60% 2034	9,000	9,183
Boeing Company 3.50% 2039	1,090	1,066
Boeing Company 3.90% 2049	3,149	3,158
The Income Fund of America — Page 22 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 3.75% 2050	$9,700	$9,462
Boeing Company 5.805% 2050	4,763	6,125
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[7]	5,148	5,382
Bombardier Inc. 7.50% 2024[7]	8,550	8,689
Bombardier Inc. 7.50% 2025[7]	3,515	3,513
Bombardier Inc. 7.875% 2027[7]	30,260	30,222
Booz Allen Hamilton Inc. 3.875% 2028[7]	4,141	4,140
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	10,728
BWX Technologies, Inc. 4.125% 2028[7]	5,190	5,296
BWX Technologies, Inc. 4.125% 2029[7]	13,070	13,446
Canadian National Railway Company 3.20% 2046	1,980	2,003
Carrier Global Corp. 2.722% 2030	2,000	2,038
Carrier Global Corp. 3.577% 2050	4,100	4,131
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	487	487
CoreCivic Inc. 8.25% 2026	28,540	28,718
CoreLogic, Inc. 4.50% 2028[7]	41,601	41,592
CP Atlas Buyer, Inc. 7.00% 2028[7]	1,475	1,532
CSX Corp. 3.80% 2028	1,550	1,727
CSX Corp. 4.50% 2049	3,785	4,483
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	1,587	1,619
Dun & Bradstreet Corp. 6.875% 2026[7]	13,222	14,090
Dun & Bradstreet Corp. 10.25% 2027[7]	14,193	15,769
Fortress Transportation and Infrastructure Investors LLC 6.50% 2025[7]	4,675	4,868
General Electric Capital Corp. 4.418% 2035	17,850	20,559
General Electric Capital Corp. 6.15% 2037	1,919	2,568
General Electric Co. 3.45% 2027	5,400	5,905
General Electric Co. 3.625% 2030	2,675	2,909
General Electric Co. 4.25% 2040	550	615
General Electric Co. 4.125% 2042	869	956
General Electric Co. 4.35% 2050	2,750	3,067
General Electric Co., Series D, junior subordinated, 3.514% (3-month USD-LIBOR + 3.33% on 6/15/2021)[10]	95,170	90,589
Harsco Corp. 5.75% 2027[7]	18,440	19,489
Honeywell International Inc. 2.30% 2024	4,405	4,655
Howmet Aerospace Inc. 6.875% 2025	11,480	13,331
IAA Spinco Inc. 5.50% 2027[7]	6,875	7,236
Icahn Enterprises Finance Corp. 4.75% 2024	14,360	15,066
JELD-WEN Holding, Inc. 4.625% 2025[7]	8,965	9,177
JELD-WEN Holding, Inc. 4.875% 2027[7]	13,745	14,398
L3Harris Technologies, Inc. 1.80% 2031	8,925	8,497
LABL Escrow Issuer, LLC 10.50% 2027[7]	5,105	5,637
LSC Communications, Inc. 8.75% 2023[2,3,7,13]	25,850	1,373
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,11,12,13]	3,697	196
Masco Corp. 1.50% 2028	8,605	8,331
Masco Corp. 2.00% 2031	4,970	4,754
Masco Corp. 3.125% 2051	2,294	2,191
MasTec, Inc. 4.50% 2028[7]	19,290	20,134
Meritor, Inc. 4.50% 2028[7]	4,600	4,666
Mexico City Airport Trust 3.875% 2028[7]	770	798
Mexico City Airport Trust 5.50% 2046	2,303	2,341
Mexico City Airport Trust 5.50% 2047	4,482	4,555
Mexico City Airport Trust 5.50% 2047[7]	215	219
Moog Inc. 4.25% 2027[7]	11,829	12,184
NESCO Holdings II, Inc. 5.50% 2029[7]	10,555	10,885
The Income Fund of America — Page 23 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	$8,575	$8,816
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[7]	10,150	10,835
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[7]	8,300	9,099
Norfolk Southern Corp. 3.05% 2050	3,727	3,579
Northrop Grumman Corp. 3.25% 2028	8,995	9,742
Otis Worldwide Corp. 2.293% 2027	2,440	2,524
R.R. Donnelley & Sons Co. 6.50% 2023	10,730	11,279
Rexnord Corp. 4.875% 2025[7]	19,490	19,973
Rolls-Royce PLC 5.75% 2027[7]	16,750	17,996
Sensata Technologies Holding BV 4.00% 2029[7]	8,455	8,518
Sensata Technologies, Inc. 3.75% 2031[7]	7,225	7,184
Siemens AG 1.20% 2026[7]	22,471	22,445
Siemens AG 1.70% 2028[7]	12,575	12,492
Signature Aviation PLC 4.00% 2028[7]	4,050	4,087
SkyMiles IP Ltd. 4.75% 2028[7]	35,245	38,732
Stericycle, Inc. 3.875% 2029[7]	17,030	17,028
The Brink’s Co. 4.625% 2027[7]	10,510	10,976
TransDigm Inc. 6.25% 2026[7]	61,602	65,298
TransDigm Inc. 5.50% 2027	38,374	39,986
TransDigm Inc. 4.625% 2029[7]	9,870	9,743
Triumph Group, Inc. 5.25% 2022	4,535	4,512
Triumph Group, Inc. 6.25% 2024[7]	4,320	4,371
Triumph Group, Inc. 8.875% 2024[7]	7,435	8,281
Triumph Group, Inc. 7.75% 2025[7]	3,875	3,839
Uber Technologies, Inc. 8.00% 2026[7]	13,105	14,199
Union Pacific Corp. 3.75% 2025	4,720	5,253
Union Pacific Corp. 2.15% 2027	1,854	1,931
Union Pacific Corp. 2.40% 2030	1,931	1,964
Union Pacific Corp. 2.891% 2036[7]	3,245	3,273
United Airlines Holdings, Inc. 6.50% 2027[7]	27,525	30,243
United Airlines, Inc. 4.375% 2026[7]	6,180	6,421
United Airlines, Inc. 4.625% 2029[7]	16,675	17,349
United Airlines, Inc., Series 2007-1, Class A, 6.636% 2024	3,158	3,283
United Rentals, Inc. 5.875% 2026	1,080	1,129
United Rentals, Inc. 5.25% 2030	6,840	7,490
United Rentals, Inc. 3.875% 2031	4,600	4,635
United Technologies Corp. 3.95% 2025	5,290	5,903
Vertical Holdco GMBH 7.625% 2028[7]	13,210	14,424
Vertical U.S. Newco Inc. 5.25% 2027[7]	19,880	20,837
Virgin Australia Holdings Ltd. 7.875% 2021[7,13]	1,750	163
WESCO Distribution, Inc. 7.125% 2025[7]	11,130	12,034
WESCO Distribution, Inc. 7.25% 2028[7]	12,115	13,463
Westinghouse Air Brake Technologies Corp. 4.40% 2024[10]	1,491	1,628
XPO Logistics, Inc. 6.25% 2025[7]	2,945	3,158
		1,510,698
Materials 1.13%
Air Products and Chemicals, Inc. 1.85% 2027	1,857	1,898
Alcoa Netherlands Holding BV 5.50% 2027[7]	13,410	14,545
Alcoa Netherlands Holding BV 4.125% 2029[7]	4,150	4,243
Anglo American Capital PLC 2.25% 2028[7]	6,553	6,521
Anglo American Capital PLC 2.625% 2030[7]	16,107	15,898
Arconic Corp. 6.00% 2025[7]	10,820	11,575
Arconic Rolled Products Corp. 6.125% 2028[7]	3,300	3,510
The Income Fund of America — Page 24 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Ardagh Group SA 6.50% 2027[7,9]	$22,795	$23,878
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[7]	21,920	21,852
Ardagh Packaging Finance 5.25% 2025[7]	12,006	12,618
Ardagh Packaging Finance 6.00% 2025[7]	1,577	1,629
Ardagh Packaging Finance 5.25% 2027[7]	5,685	5,818
Axalta Coating Systems LLC 4.75% 2027[7]	16,440	17,241
BWAY Parent Co., Inc. 5.50% 2024[7]	12,895	12,967
Cascades Inc. 5.125% 2026[7]	17,550	18,658
Cascades Inc. 5.375% 2028[7]	5,870	6,126
Cleveland-Cliffs Inc. 5.75% 2025	38,706	39,843
Cleveland-Cliffs Inc. 9.875% 2025[7]	5,569	6,544
Cleveland-Cliffs Inc. 6.75% 2026[7]	17,070	18,542
Cleveland-Cliffs Inc. 5.875% 2027	54,860	57,603
Cleveland-Cliffs Inc. 7.00% 2027	1,300	1,306
Cleveland-Cliffs Inc. 4.625% 2029[7]	9,950	10,151
Cleveland-Cliffs Inc. 4.875% 2031[7]	8,989	9,158
Constellium SE 3.75% 2029[7]	12,685	12,432
CRH America, Inc. 5.125% 2045[7]	350	442
Crown Holdings, Inc. 4.75% 2026	7,100	7,379
CVR Partners, LP 9.25% 2023[7]	10,610	10,703
Dow Chemical Co. 3.625% 2026	1,616	1,784
Dow Chemical Co. 3.60% 2050	17,529	17,920
Element Solutions Inc. 3.875% 2028[7]	16,085	16,065
First Quantum Minerals Ltd. 7.25% 2023[7]	9,725	9,919
First Quantum Minerals Ltd. 6.50% 2024[7]	34,741	35,683
First Quantum Minerals Ltd. 7.50% 2025[7]	80,350	83,514
First Quantum Minerals Ltd. 6.875% 2026[7]	23,575	24,810
First Quantum Minerals Ltd. 6.875% 2027[7]	45,590	50,092
FMG Resources 4.375% 2031[7]	13,690	14,239
Freeport-McMoRan Inc. 4.25% 2030	10,350	11,140
Freeport-McMoRan Inc. 5.40% 2034	14,299	17,235
Freeport-McMoRan Inc. 5.45% 2043	19,075	23,319
FXI Holdings, Inc. 7.875% 2024[7]	26,258	27,177
FXI Holdings, Inc. 12.25% 2026[7]	32,297	37,427
GPC Merger Sub Inc. 7.125% 2028[7]	13,525	14,531
Hexion Inc. 7.875% 2027[7]	28,001	30,177
INEOS Group Holdings SA 5.625% 2024[7]	15,135	15,286
International Paper Co. 7.30% 2039	5,615	8,473
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	5,085	5,628
LSB Industries, Inc. 9.625% 2023[7]	23,475	24,382
LYB International Finance III, LLC 2.25% 2030	9,066	8,867
LYB International Finance III, LLC 3.375% 2040	4,486	4,529
LYB International Finance III, LLC 3.625% 2051	47,884	47,978
LYB International Finance III, LLC 3.80% 2060	8,215	8,088
Mercer International Inc. 5.125% 2029[7]	5,800	6,003
Methanex Corp. 5.125% 2027	61,880	65,424
Mosaic Co. 3.25% 2022	1,500	1,560
Nouryon Holding BV 8.00% 2026[7]	22,345	23,809
Nova Chemicals Corp. 4.25% 2029[7]	13,075	12,977
Novelis Corp. 4.75% 2030[7]	24,935	25,964
Nutrien Ltd. 1.90% 2023	7,974	8,188
Nutrition & Biosciences, Inc. 1.832% 2027[7]	3,375	3,337
Nutrition & Biosciences, Inc. 3.468% 2050[7]	5,000	4,929
OCI NV 5.25% 2024[7]	20,855	21,708
The Income Fund of America — Page 25 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Owens-Illinois, Inc. 5.875% 2023[7]	$21,820	$23,647
Praxair, Inc. 1.10% 2030	4,407	4,084
Rayonier A.M. Products Inc. 7.625% 2026[7]	1,920	2,045
S.P.C.M. SA 4.875% 2025[7]	11,750	12,062
SCIH Salt Holdings Inc. 4.875% 2028[7]	18,270	18,247
SCIH Salt Holdings Inc. 6.625% 2029[7]	18,765	18,484
Scotts Miracle-Gro Co. 4.50% 2029	18,595	19,583
Sealed Air Corp. 5.25% 2023[7]	5,960	6,332
Sealed Air Corp. 4.00% 2027[7]	19,239	20,201
Sherwin-Williams Company 3.80% 2049	10,414	11,306
Silgan Holdings Inc. 4.125% 2028	20,020	20,741
Summit Materials, Inc. 6.50% 2027[7]	9,760	10,332
Summit Materials, Inc. 5.25% 2029[7]	12,425	13,093
Trivium Packaging BV 5.50% 2026[7]	9,902	10,377
Trivium Packaging BV 8.50% 2027[7]	7,865	8,445
Tronox Ltd. 4.625% 2029[7]	8,970	9,172
Valvoline Inc. 4.25% 2030[7]	11,680	11,986
Valvoline Inc. 3.625% 2031[7]	13,689	13,398
Venator Materials Corp. 5.75% 2025[7]	45,720	45,285
Venator Materials Corp. 9.50% 2025[7]	20,172	22,744
W. R. Grace & Co. 4.875% 2027[7]	14,020	14,633
Warrior Met Coal, Inc. 8.00% 2024[7]	25,662	26,259
Westlake Chemical Corp. 5.00% 2046	350	422
Westlake Chemical Corp. 4.375% 2047	300	334
		1,408,454
Utilities 1.07%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[7]	2,000	2,104
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[7]	17,000	19,048
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[7]	200	228
AEP Transmission Co. LLC 3.75% 2047	3,660	4,025
AEP Transmission Co. LLC 3.65% 2050	250	273
AES Corp. 3.30% 2025[7]	17,950	19,154
Ameren Corp. 3.50% 2031	650	703
American Electric Power Company, Inc. 2.95% 2022	12,065	12,489
American Electric Power Company, Inc. 4.30% 2028	3,300	3,763
American Electric Power Company, Inc. 2.30% 2030	1,350	1,334
American Water Cap Corp. 2.80% 2030	1,200	1,254
AmeriGas Partners, LP 5.50% 2025	6,850	7,621
Calpine Corp. 5.125% 2028[7]	12,315	12,532
Calpine Corp. 3.75% 2031[7]	5,795	5,547
CenterPoint Energy, Inc. 2.50% 2022	3,000	3,078
CenterPoint Energy, Inc. 3.70% 2049	5,000	5,157
Colbun SA 3.95% 2027[7]	1,554	1,700
Comisión Federal de Electricidad 3.348% 2031[7]	9,000	8,681
Comisión Federal de Electricidad 4.677% 2051[7]	9,162	8,558
Commonwealth Edison Co. 4.00% 2048	5,225	5,999
Consolidated Edison Company of New York, Inc. 4.50% 2058	8,390	9,981
Dominion Resources, Inc., junior subordinated, 3.071% 2024[10]	2,550	2,721
DPL Inc. 4.125% 2025[7]	16,990	18,299
DTE Energy Company 3.95% 2049	2,060	2,386
Duke Energy Indiana, Inc. 4.90% 2043	14,785	18,404
Duke Energy Indiana, Inc. 3.25% 2049	3,100	3,139
Duke Energy Progress Inc. 4.15% 2044	2,110	2,422
The Income Fund of America — Page 26 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 3.125% 2022	$3,970	$4,107
Edison International 3.55% 2024	20,475	22,060
Edison International 4.95% 2025	400	449
Edison International 5.75% 2027	6,745	7,906
Edison International 4.125% 2028	5,866	6,339
EDP Finance BV 3.625% 2024[7]	10,175	10,993
Electricité de France SA 4.75% 2035[7]	8,250	9,755
Electricité de France SA 4.875% 2038[7]	1,750	2,084
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]	36,024	41,764
Empresa Nacional de Electricidad SA 4.25% 2024	900	965
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[7,10]	37,337	43,684
Entergy Corp. 2.80% 2030	6,650	6,784
Entergy Louisiana, LLC 4.20% 2048	5,125	6,030
Eversource Energy 3.80% 2023	4,095	4,416
Exelon Corp. 4.05% 2030	1,000	1,125
Exelon Corp. 4.70% 2050	2,500	3,041
Exelon Corp., junior subordinated, 3.497% 2022[10]	8,000	8,243
FirstEnergy Corp. 3.35% 2022[10]	19,475	19,872
FirstEnergy Corp. 2.05% 2025	2,460	2,481
FirstEnergy Corp. 1.60% 2026	989	963
FirstEnergy Corp. 4.40% 2027[10]	39,767	43,590
FirstEnergy Corp. 3.50% 2028[7]	2,500	2,591
FirstEnergy Corp. 2.25% 2030	900	849
FirstEnergy Corp. 2.65% 2030	6,430	6,295
FirstEnergy Corp. 7.375% 2031	14,030	19,005
FirstEnergy Corp. 3.40% 2050	30,600	28,380
FirstEnergy Corp., Series B, 4.75% 2023[10]	37,684	39,981
FirstEnergy Transmission LLC 2.866% 2028[7]	10,750	11,040
Georgia Power Co. 2.65% 2029	450	466
Georgia Power Co. 3.70% 2050	4,285	4,539
Gulf Power Co. 3.30% 2027	600	656
Interstate Power and Light Co. 3.25% 2024	7,628	8,279
Israel Electric Corp. Ltd. 8.10% 2096[7]	4,905	7,186
Mississippi Power Co. 3.95% 2028	6,437	7,186
Mississippi Power Co. 4.25% 2042	2,550	2,917
Monongahela Power Co. 3.55% 2027[7]	2,550	2,787
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	12,913
Northern States Power Co. 4.125% 2044	11,000	12,919
Northern States Power Co. 3.20% 2052	4,715	4,859
NRG Energy, Inc. 7.25% 2026	2,000	2,073
NRG Energy, Inc. 3.625% 2031[7]	11,050	10,840
Pacific Gas and Electric Co. 1.75% 2022	30,000	30,027
Pacific Gas and Electric Co. 1.367% 2023	16,175	16,182
Pacific Gas and Electric Co. 3.85% 2023	8,710	9,249
Pacific Gas and Electric Co. 4.25% 2023	20,475	21,862
Pacific Gas and Electric Co. 3.40% 2024	4,510	4,808
Pacific Gas and Electric Co. 3.45% 2025	1,250	1,327
Pacific Gas and Electric Co. 2.95% 2026	20,225	20,890
Pacific Gas and Electric Co. 3.15% 2026	43,971	45,847
Pacific Gas and Electric Co. 2.10% 2027	750	732
Pacific Gas and Electric Co. 3.30% 2027	19,950	20,615
Pacific Gas and Electric Co. 3.30% 2027	10,863	11,318
Pacific Gas and Electric Co. 3.75% 2028	16,100	17,022
The Income Fund of America — Page 27 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.65% 2028	$9,981	$10,988
Pacific Gas and Electric Co. 4.55% 2030	56,492	60,781
Pacific Gas and Electric Co. 2.50% 2031	36,050	33,983
Pacific Gas and Electric Co. 3.25% 2031	6,000	5,941
Pacific Gas and Electric Co. 3.30% 2040	4,050	3,612
Pacific Gas and Electric Co. 3.75% 2042	17,045	15,444
Pacific Gas and Electric Co. 3.95% 2047	1,000	921
Pacific Gas and Electric Co. 3.50% 2050	6,229	5,405
PacifiCorp. 3.30% 2051	1,150	1,175
PacifiCorp., First Mortgage Bonds, 4.125% 2049	11,000	12,743
PG&E Corp. 5.00% 2028	31,335	32,863
PG&E Corp. 5.25% 2030	6,770	7,235
Progress Energy, Inc. 7.00% 2031	4,000	5,443
Progress Energy, Inc. 7.75% 2031	2,500	3,533
Public Service Electric and Gas Co. 3.20% 2029	1,000	1,084
Public Service Electric and Gas Co. 2.45% 2030	3,275	3,360
Public Service Electric and Gas Co. 3.15% 2050	1,950	1,986
Public Service Enterprise Group Inc. 2.65% 2022	2,075	2,141
Puget Energy, Inc. 6.00% 2021	3,945	4,015
Puget Energy, Inc. 5.625% 2022	9,592	10,068
Puget Energy, Inc. 3.65% 2025	650	702
Puget Sound Energy, Inc. 3.25% 2049	6,750	6,893
Southern California Edison Co. 1.845% 2022	1,279	1,280
Southern California Edison Co. 3.50% 2023	21,000	22,327
Southern California Edison Co. 3.70% 2025	450	494
Southern California Edison Co. 2.85% 2029	8,900	9,154
Southern California Edison Co. 4.20% 2029	14,250	16,036
Southern California Edison Co. 5.35% 2035	17,725	22,139
Southern California Edison Co. 5.75% 2035	4,400	5,714
Southern California Edison Co. 5.625% 2036	16,750	21,375
Southern California Edison Co. 5.55% 2037	3,475	4,289
Southern California Edison Co. 5.95% 2038	8,500	11,053
Southern California Edison Co. 6.05% 2039	60	79
Southern California Edison Co. 4.50% 2040	19,625	22,363
Southern California Edison Co. 5.50% 2040	839	1,055
Southern California Edison Co. 4.00% 2047	14,832	15,479
Southern California Edison Co. 4.125% 2048	16,475	17,611
Southern California Edison Co. 4.875% 2049	3,650	4,334
Southern California Edison Co. 3.65% 2050	16,064	16,127
Southern California Edison Co. 2.95% 2051	574	522
Southern California Edison Co., Series C, 3.60% 2045	11,875	11,867
Southern Co. 3.70% 2030	5,300	5,791
Southern Co. 4.25% 2036	1,300	1,486
Southern Co. 4.40% 2046	2,100	2,392
Southwestern Electric Power Company 1.65% 2026	5,075	5,125
Talen Energy Corp. 6.50% 2025	180	150
Talen Energy Corp. 10.50% 2026[7]	12,140	11,181
Talen Energy Corp. 7.25% 2027[7]	33,769	34,782
Talen Energy Supply, LLC 7.625% 2028[7]	12,420	12,897
Virginia Electric and Power Co. 3.45% 2024	560	601
Virginia Electric and Power Co. 3.10% 2025	2,625	2,821
The Income Fund of America — Page 28 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Wisconsin Power and Light Co. 3.65% 2050	$350	$381
Xcel Energy Inc. 2.60% 2029	3,500	3,579
		1,327,691
Information technology 0.64%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[11,12]	32,150	32,519
Apple Inc. 0.70% 2026	8,500	8,400
Apple Inc. 1.20% 2028	17,000	16,559
Apple Inc. 1.65% 2031	8,500	8,200
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[11,12]	10,708	10,852
Avaya Inc. 6.125% 2028[7]	7,100	7,561
Banff Merger Sub Inc. 9.75% 2026[7]	20,180	21,492
Black Knight Inc. 3.625% 2028[7]	21,200	20,768
BMC Software, Inc. 9.125% 2026[7]	14,050	14,863
Broadcom Inc. 3.15% 2025	2,792	2,992
Broadcom Inc. 2.45% 2031[7]	8,329	7,952
Broadcom Inc. 2.60% 2033[7]	8,573	8,102
Broadcom Inc. 3.419% 2033[7]	9,208	9,342
Broadcom Inc. 3.469% 2034[7]	102,172	103,405
Broadcom Inc. 3.50% 2041[7]	13,408	12,962
Broadcom Inc. 3.75% 2051[7]	11,431	11,064
Broadcom Ltd. 3.875% 2027	20,495	22,469
Broadcom Ltd. 3.50% 2028	10,450	11,203
CommScope Finance LLC 6.00% 2026[7]	26,850	28,339
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[11,12]	5,581	5,470
Diebold Nixdorf, Inc. 9.375% 2025[7]	38,410	42,851
Diebold, Inc. 8.50% 2024	8,150	8,333
Entegris, Inc. 3.625% 2029[7]	30,000	30,487
Fidelity National Information Services, Inc. 1.65% 2028	2,366	2,325
Fidelity National Information Services, Inc. 2.25% 2031	3,420	3,366
Fidelity National Information Services, Inc. 3.10% 2041	2,027	2,013
Fiserv, Inc. 3.20% 2026	6,331	6,873
Fiserv, Inc. 2.65% 2030	11,509	11,730
Gartner, Inc. 4.50% 2028[7]	16,625	17,498
Gartner, Inc. 3.75% 2030[7]	5,300	5,322
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.860% 2024[11,12]	10,179	10,188
Microsoft Corp. 2.65% 2022	6,000	6,199
Microsoft Corp. 2.875% 2024	6,865	7,311
Microsoft Corp. 2.525% 2050	16,092	15,016
Microsoft Corp. 2.921% 2052	6,000	6,008
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[11,12]	17,249	17,288
NCR Corp. 5.125% 2029[7]	16,500	16,995
Oracle Corp. 1.65% 2026	9,000	9,096
Oracle Corp. 2.30% 2028	10,300	10,469
Oracle Corp. 2.875% 2031	10,680	10,867
Oracle Corp. 3.65% 2041	15,000	15,349
Oracle Corp. 3.95% 2051	19,477	20,300
PayPal Holdings, Inc. 2.65% 2026	5,910	6,305
PayPal Holdings, Inc. 2.30% 2030	3,300	3,332
Rocket Software, Inc. 6.50% 2029[7]	16,050	16,267
Sabre GLBL Inc. 7.375% 2025[7]	3,125	3,407
Sabre Holdings Corp. 9.25% 2025[7]	5,100	6,101
Simon Property Group, LP 3.50% 2025	3,750	4,099
Simon Property Group, LP 1.75% 2028	8,189	8,049
The Income Fund of America — Page 29 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Simon Property Group, LP 2.65% 2030	$4,100	$4,162
Solera Holdings, Inc. 10.50% 2024[7]	8,085	8,343
Synaptics Incorporated 4.00% 2029[7]	2,925	2,933
UKG Inc., Term Loan-B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[11,12]	2,761	2,768
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[11,12]	5,300	5,468
Unisys Corp. 6.875% 2027[7]	6,000	6,593
Veritas Holdings Ltd. 7.50% 2025[7]	26,285	27,238
ViaSat, Inc. 5.625% 2027[7]	2,450	2,572
Virtusa Corp., Term Loan-B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[11,12]	775	781
Visa Inc. 3.15% 2025	8,000	8,756
Xerox Corp. 5.00% 2025[7]	15,650	16,452
Xerox Corp. 5.50% 2028[7]	22,100	23,122
		797,146
Consumer staples 0.57%
7-Eleven, Inc. 0.80% 2024[7]	11,565	11,554
7-Eleven, Inc. 0.95% 2026[7]	4,700	4,618
7-Eleven, Inc. 1.30% 2028[7]	6,710	6,469
7-Eleven, Inc. 1.80% 2031[7]	7,240	6,855
Albertsons Companies, Inc. 3.50% 2029[7]	6,195	5,955
Altria Group, Inc. 5.80% 2039	21,295	25,797
Altria Group, Inc. 3.40% 2041	8,500	7,802
Altria Group, Inc. 4.50% 2043	4,000	4,185
Altria Group, Inc. 5.95% 2049	17,533	21,593
Altria Group, Inc. 3.70% 2051	8,500	7,638
Anheuser-Busch InBev NV 4.15% 2025	6,000	6,695
Anheuser-Busch InBev NV 4.00% 2028	8,025	9,017
Anheuser-Busch InBev NV 5.45% 2039	6,000	7,591
Anheuser-Busch InBev NV 4.95% 2042	9,095	11,021
Anheuser-Busch InBev NV 4.60% 2048	700	809
Anheuser-Busch InBev NV 5.55% 2049	3,550	4,597
Anheuser-Busch InBev NV 4.50% 2050	3,400	3,905
B&G Foods, Inc. 5.25% 2025	20,860	21,498
B&G Foods, Inc. 5.25% 2027	17,875	18,521
British American Tobacco International Finance PLC 3.95% 2025[7]	10,914	11,970
British American Tobacco International Finance PLC 1.668% 2026	8,990	8,952
British American Tobacco PLC 3.222% 2024	8,000	8,528
British American Tobacco PLC 3.215% 2026	8,308	8,796
British American Tobacco PLC 3.557% 2027	1,479	1,577
British American Tobacco PLC 2.259% 2028	9,610	9,432
British American Tobacco PLC 4.39% 2037	14,255	14,688
British American Tobacco PLC 4.54% 2047	35,820	35,337
British American Tobacco PLC 4.758% 2049	33,784	34,275
British American Tobacco PLC 5.282% 2050	5,000	5,445
Central Garden & Pet Co. 4.125% 2030	11,846	12,234
Central Garden & Pet Co. 4.125% 2031[7]	11,925	11,880
Conagra Brands, Inc. 4.30% 2024	3,760	4,148
Constellation Brands, Inc. 2.65% 2022	5,230	5,398
Constellation Brands, Inc. 3.20% 2023	2,060	2,154
Darling Ingredients Inc. 5.25% 2027[7]	10,085	10,621
Edgewell Personal Care Co. 5.50% 2028[7]	4,040	4,298
Energizer Holdings, Inc. 4.375% 2029[7]	14,640	14,549
Imperial Tobacco Finance PLC 3.50% 2023[7]	10,000	10,379
JBS Investments GmbH II 7.00% 2026	13,200	14,072
The Income Fund of America — Page 30 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
JBS Investments GmbH II 7.00% 2026[7]	$1,800	$1,919
Keurig Dr Pepper Inc. 4.985% 2038	8,185	10,162
Kraft Heinz Company 3.875% 2027	10,775	11,743
Kraft Heinz Company 4.25% 2031	6,180	6,822
Kraft Heinz Company 4.625% 2039	4,310	4,821
Kraft Heinz Company 5.20% 2045	13,830	16,396
Kraft Heinz Company 4.375% 2046	8,545	9,177
Kraft Heinz Company 4.875% 2049	16,600	19,085
Kraft Heinz Company 5.50% 2050	5,340	6,648
Kronos Acquisition Holdings Inc. 5.00% 2026[7]	1,795	1,813
Kronos Acquisition Holdings Inc. 7.00% 2027[7]	3,645	3,540
Molson Coors Brewing Co. 4.20% 2046	9,290	9,884
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[11,12]	36,629	36,713
Philip Morris International Inc. 2.375% 2022	5,035	5,173
Philip Morris International Inc. 2.625% 2022	8,405	8,548
Philip Morris International Inc. 0.875% 2026	10,101	9,952
Philip Morris International Inc. 1.75% 2030	9,986	9,420
Post Holdings, Inc. 5.625% 2028[7]	9,680	10,212
Post Holdings, Inc. 5.50% 2029[7]	9,040	9,743
Post Holdings, Inc. 4.625% 2030[7]	32,415	32,780
Prestige Brands International Inc. 5.125% 2028[7]	8,162	8,565
Prestige Brands International Inc. 3.75% 2031[7]	7,445	7,156
Reynolds American Inc. 5.70% 2035	3,130	3,668
Reynolds American Inc. 5.85% 2045	18,028	20,808
Simmons Foods Inc. 4.625% 2029[7]	26,532	26,770
		706,371
Real estate 0.43%
Alexandria Real Estate Equities, Inc. 3.95% 2028	975	1,095
Alexandria Real Estate Equities, Inc. 2.75% 2029	4,851	5,000
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,553
Alexandria Real Estate Equities, Inc. 1.875% 2033	7,073	6,531
American Campus Communities, Inc. 4.125% 2024	24,700	26,991
American Campus Communities, Inc. 3.625% 2027	7,600	8,312
American Tower Corp. 1.60% 2026	7,822	7,874
American Tower Corp. 3.55% 2027	2,525	2,760
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,712
Brookfield Property REIT Inc. 5.75% 2026[7]	51,340	53,602
Corporate Office Properties LP 2.75% 2031	7,219	7,134
Diversified Healthcare Trust 4.375% 2031	18,290	17,712
Equinix, Inc. 2.90% 2026	1,144	1,217
Equinix, Inc. 1.80% 2027	3,699	3,672
Equinix, Inc. 1.55% 2028	3,175	3,064
Equinix, Inc. 3.20% 2029	1,552	1,639
Equinix, Inc. 3.00% 2050	1,824	1,675
Essex Portfolio LP 3.875% 2024	5,900	6,397
Essex Portfolio LP 3.50% 2025	1,920	2,084
Gaming and Leisure Properties, Inc. 3.35% 2024	2,526	2,684
Hospitality Properties Trust 7.50% 2025	5,224	5,925
Hospitality Properties Trust 3.95% 2028	1,990	1,845
Howard Hughes Corp. 5.375% 2028[7]	53,705	56,887
Howard Hughes Corp. 4.125% 2029[7]	23,940	23,757
Howard Hughes Corp. 4.375% 2031[7]	25,675	25,450
Iron Mountain Inc. 4.875% 2027[7]	10,665	11,117
The Income Fund of America — Page 31 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain Inc. 5.00% 2028[7]	$15,096	$15,663
Iron Mountain Inc. 5.25% 2028[7]	17,489	18,368
Iron Mountain Inc. 5.25% 2030[7]	23,195	24,124
Iron Mountain Inc. 4.50% 2031[7]	19,670	19,643
Kennedy-Wilson Holdings, Inc. 4.75% 2029	23,600	24,427
Kennedy-Wilson Holdings, Inc. 5.00% 2031	16,185	16,780
Ladder Capital Corp. 5.25% 2025[7]	3,930	3,977
Medical Properties Trust, Inc. 5.00% 2027	23,785	25,063
Medical Properties Trust, Inc. 3.50% 2031	5,178	5,174
Public Storage 0.875% 2026	2,014	1,990
Public Storage 1.85% 2028	4,723	4,717
Public Storage 2.30% 2031	3,308	3,312
QTS Realty Trust, Inc. 3.875% 2028[7]	10,950	11,073
Realogy Corp. 5.75% 2029[7]	31,975	33,226
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	7,875	7,815
Scentre Group 3.25% 2025[7]	10,365	11,061
Scentre Group 3.50% 2025[7]	5,455	5,824
Scentre Group 3.75% 2027[7]	3,000	3,273
Select Income REIT 4.15% 2022	1,035	1,057
Service Properties Trust 5.50% 2027	2,845	2,998
Westfield Corp. Ltd. 3.15% 2022[7]	6,020	6,128
		534,382
Municipals 0.02%
Summa Health 3.511% 2051	2,650	2,675
VM Fund I, LLC 8.625% 2028[2,3,7]	20,000	19,490
		22,165
Total corporate bonds, notes & loans		17,597,633
Mortgage-backed obligations 4.03% Federal agency mortgage-backed obligations 3.81%
Fannie Mae Pool #885290 6.00% 2021[14]	1	1
Fannie Mae Pool #932119 4.50% 2024[14]	316	333
Fannie Mae Pool #995265 5.50% 2024[14]	16	16
Fannie Mae Pool #AD8191 4.00% 2025[14]	145	154
Fannie Mae Pool #AD6392 4.50% 2025[14]	285	302
Fannie Mae Pool #AD3149 4.50% 2025[14]	162	172
Fannie Mae Pool #AD5692 4.50% 2025[14]	130	137
Fannie Mae Pool #AD6119 4.50% 2025[14]	125	132
Fannie Mae Pool #AJ6967 3.00% 2026[14]	3,649	3,849
Fannie Mae Pool #AJ5522 3.00% 2026[14]	1,248	1,317
Fannie Mae Pool #AJ9387 3.00% 2026[14]	3	3
Fannie Mae Pool #AI6180 4.00% 2026[14]	47	50
Fannie Mae Pool #AL5603 3.00% 2027[14]	284	300
Fannie Mae Pool #MA1035 3.00% 2027[14]	66	70
Fannie Mae Pool #AK5169 3.00% 2027[14]	41	43
Fannie Mae Pool #AL2940 3.50% 2027[14]	278	301
Fannie Mae Pool #BM4533 4.00% 2027[14]	1,194	1,273
Fannie Mae Pool #AL4693 3.00% 2028[14]	12	13
Fannie Mae Pool #AU6794 3.00% 2028[14]	5	6
Fannie Mae Pool #MA3345 3.50% 2028[14]	103	111
Fannie Mae Pool #AL8241 3.00% 2029[14]	290	306
Fannie Mae Pool #AL8347 4.00% 2029[14]	370	395
The Income Fund of America — Page 32 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BM4299 3.00% 2030[14]	$1,719	$1,812
Fannie Mae Pool #BM1231 3.50% 2031[14]	262	280
Fannie Mae Pool #890805 4.00% 2031[14]	447	477
Fannie Mae Pool #BJ5674 3.00% 2033[14]	306	322
Fannie Mae Pool #MA3541 4.00% 2033[14]	289	309
Fannie Mae Pool #BJ6249 4.00% 2033[14]	201	218
Fannie Mae Pool #BM5494 4.00% 2033[14]	164	175
Fannie Mae Pool #254767 5.50% 2033[14]	152	176
Fannie Mae Pool #MA3611 4.00% 2034[14]	135	144
Fannie Mae Pool #BN1085 4.00% 2034[14]	14	15
Fannie Mae Pool #735228 5.50% 2035[14]	135	157
Fannie Mae Pool #AS8554 3.00% 2036[14]	18,620	19,690
Fannie Mae Pool #BE4703 3.00% 2036[14]	761	809
Fannie Mae Pool #888795 5.50% 2036[14]	875	1,018
Fannie Mae Pool #256308 6.00% 2036[14]	242	288
Fannie Mae Pool #878099 6.00% 2036[14]	135	156
Fannie Mae Pool #880426 6.00% 2036[14]	62	69
Fannie Mae Pool #888637 6.00% 2037[14]	1,457	1,736
Fannie Mae Pool #936999 6.00% 2037[14]	468	544
Fannie Mae Pool #950991 6.00% 2037[14]	396	462
Fannie Mae Pool #945832 6.50% 2037[14]	93	110
Fannie Mae Pool #941315 6.50% 2037[14]	58	66
Fannie Mae Pool #995674 6.00% 2038[14]	826	984
Fannie Mae Pool #929964 6.00% 2038[14]	483	573
Fannie Mae Pool #AE0967 3.50% 2039[14]	120	131
Fannie Mae Pool #932274 4.50% 2039[14]	7,512	8,441
Fannie Mae Pool #AC0479 6.00% 2039[14]	306	359
Fannie Mae Pool #AE0443 6.50% 2039[14]	165	193
Fannie Mae Pool #AE4483 4.00% 2040[14]	1,973	2,188
Fannie Mae Pool #AE8073 4.00% 2040[14]	159	176
Fannie Mae Pool #AE9377 4.50% 2040[14]	7	8
Fannie Mae Pool #AD4927 5.00% 2040[14]	2,108	2,389
Fannie Mae Pool #MA4333 2.00% 2041[14]	44,390	45,089
Fannie Mae Pool #MA4364 2.00% 2041[14]	38,850	39,511
Fannie Mae Pool #AE0828 3.50% 2041[14]	55	60
Fannie Mae Pool #AB4050 4.00% 2041[14]	267	296
Fannie Mae Pool #AJ4189 4.00% 2041[14]	170	189
Fannie Mae Pool #AJ4154 4.00% 2041[14]	154	170
Fannie Mae Pool #AJ0257 4.00% 2041[14]	68	76
Fannie Mae Pool #AB2470 4.50% 2041[14]	32	36
Fannie Mae Pool #AI8482 5.00% 2041[14]	126	144
Fannie Mae Pool #AI5571 5.00% 2041[14]	93	108
Fannie Mae Pool #AI4836 5.00% 2041[14]	95	108
Fannie Mae Pool #AI3422 5.00% 2041[14]	91	106
Fannie Mae Pool #AB5377 3.50% 2042[14]	17,187	18,727
Fannie Mae Pool #AO9140 3.50% 2042[14]	6,259	6,820
Fannie Mae Pool #AL2745 4.00% 2042[14]	1,281	1,422
Fannie Mae Pool #890407 4.00% 2042[14]	437	484
Fannie Mae Pool #AU3742 3.50% 2043[14]	12,253	13,426
Fannie Mae Pool #AU8813 4.00% 2043[14]	2,050	2,286
Fannie Mae Pool #AU9348 4.00% 2043[14]	1,493	1,665
Fannie Mae Pool #AU9350 4.00% 2043[14]	1,184	1,314
Fannie Mae Pool #AL8354 3.50% 2045[14]	7,037	7,663
Fannie Mae Pool #BC4764 3.00% 2046[14]	32,290	34,152
The Income Fund of America — Page 33 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM2795 3.00% 2046[14]	$23,447	$24,779
Fannie Mae Pool #FM5245 3.50% 2046[14]	77,638	84,013
Fannie Mae Pool #BC0157 3.50% 2046[14]	30,297	32,943
Fannie Mae Pool #AL8522 3.50% 2046[14]	14,367	15,609
Fannie Mae Pool #FM2265 3.00% 2047[14]	37,549	39,667
Fannie Mae Pool #FM2210 3.00% 2047[14]	24,178	25,513
Fannie Mae Pool #BF0302 3.00% 2047[14]	14,846	15,784
Fannie Mae Pool #AS8650 3.00% 2047[14]	12,021	12,698
Fannie Mae Pool #CA0854 3.50% 2047[14]	9,514	10,312
Fannie Mae Pool #CA0770 3.50% 2047[14]	586	629
Fannie Mae Pool #MA3121 4.00% 2047[14]	5,415	5,854
Fannie Mae Pool #BM4413 4.50% 2047[14]	7,349	8,072
Fannie Mae Pool #947661 6.50% 2047[14]	158	171
Fannie Mae Pool #953823 7.00% 2047[14]	266	310
Fannie Mae Pool #947554 7.00% 2047[14]	138	161
Fannie Mae Pool #920015 7.00% 2047[14]	81	95
Fannie Mae Pool #257036 7.00% 2047[14]	14	17
Fannie Mae Pool #BF0293 3.00% 2048[14]	15,007	16,018
Fannie Mae Pool #BJ3876 3.00% 2048[14]	14,505	15,227
Fannie Mae Pool #BF0318 3.50% 2048[14]	14,264	15,529
Fannie Mae Pool #FM1784 4.00% 2048[14]	14,348	15,568
Fannie Mae Pool #CA1542 4.00% 2048[14]	9,856	10,772
Fannie Mae Pool #BK0920 4.00% 2048[14]	2,399	2,580
Fannie Mae Pool #BJ9252 4.00% 2048[14]	717	771
Fannie Mae Pool #BK0915 4.00% 2048[14]	212	228
Fannie Mae Pool #CA2493 4.50% 2048[14]	15	16
Fannie Mae Pool #CA4534 3.00% 2049[14]	37,378	39,641
Fannie Mae Pool #CA4756 3.00% 2049[14]	32,836	34,815
Fannie Mae Pool #CA3807 3.00% 2049[14]	2,584	2,748
Fannie Mae Pool #CA3806 3.00% 2049[14]	1,520	1,619
Fannie Mae Pool #CA4804 3.50% 2049[14]	60,275	65,428
Fannie Mae Pool #CA4112 3.50% 2049[14]	59,187	64,451
Fannie Mae Pool #CA3814 3.50% 2049[14]	51,467	56,044
Fannie Mae Pool #CA4802 3.50% 2049[14]	44,651	48,566
Fannie Mae Pool #FM2318 3.50% 2049[14]	33,423	36,179
Fannie Mae Pool #FM2092 3.50% 2049[14]	22,281	24,187
Fannie Mae Pool #FM1954 3.50% 2049[14]	8,990	9,663
Fannie Mae Pool #FM1589 3.50% 2049[14]	5,569	5,982
Fannie Mae Pool #CA3976 4.00% 2049[14]	110,249	120,015
Fannie Mae Pool #CA3184 4.00% 2049[14]	19,097	20,828
Fannie Mae Pool #CA4432 4.00% 2049[14]	11,354	12,385
Fannie Mae Pool #FM1668 4.00% 2049[14]	8,514	9,320
Fannie Mae Pool #FM2824 3.00% 2050[14]	81,725	86,957
Fannie Mae Pool #CA8285 3.00% 2050[14]	3,775	4,060
Fannie Mae Pool #CA9302 3.00% 2051[14]	72,250	78,114
Fannie Mae Pool #CA8968 3.00% 2051[14]	46,284	49,472
Fannie Mae Pool #BQ4562 3.00% 2051[14]	15,293	16,346
Fannie Mae Pool #CA8969 3.00% 2051[14]	5,730	6,091
Fannie Mae Pool #BF0167 3.00% 2057[14]	1,173	1,276
Fannie Mae Pool #BF0145 3.50% 2057[14]	21,844	24,024
Fannie Mae Pool #BF0264 3.50% 2058[14]	19,262	21,084
Fannie Mae Pool #BF0332 3.00% 2059[14]	103,761	112,847
Fannie Mae, Series 2001-4, Class GA, 9.008% 2025[12,14]	1	1
Fannie Mae, Series 2001-4, Class NA, 9.007% 2025[12,14]	— [8]	—[8]
The Income Fund of America — Page 34 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[14]	$1,501	$1,741
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[14]	678	798
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[14]	152	177
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[14]	138	159
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[14]	112	137
Fannie Mae, Series 2002-W1, Class 2A, 5.386% 2042[12,14]	304	337
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[12,14]	2,252	2,300
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[14]	3,832	3,878
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[14]	1,536	1,547
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[12,14]	5,748	6,093
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[12,14]	6,421	6,860
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[12,14]	7,183	7,679
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[12,14]	5,983	6,392
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.56% 2026[12,14]	16,665	17,798
Freddie Mac Pool #ZS8443 3.00% 2026[14]	49	51
Freddie Mac Pool #ZK3536 3.50% 2026[14]	13	14
Freddie Mac Pool #ZK7580 3.00% 2027[14]	900	953
Freddie Mac Pool #ZS7297 3.00% 2027[14]	7	8
Freddie Mac Pool #ZS7102 3.00% 2028[14]	4,749	5,010
Freddie Mac Pool #ZK7590 3.00% 2029[14]	6,903	7,305
Freddie Mac Pool #ZK7593 3.00% 2029[14]	3,145	3,328
Freddie Mac Pool #J38004 3.00% 2032[14]	1,039	1,106
Freddie Mac Pool #J38387 3.00% 2033[14]	47	50
Freddie Mac Pool #G04805 4.50% 2035[14]	3,986	4,446
Freddie Mac Pool #K93766 3.00% 2036[14]	548	584
Freddie Mac Pool #K93772 3.00% 2036[14]	452	484
Freddie Mac Pool #G04553 6.50% 2038[14]	436	498
Freddie Mac Pool #G08353 4.50% 2039[14]	322	362
Freddie Mac Pool #A87892 5.00% 2039[14]	722	835
Freddie Mac Pool #A87873 5.00% 2039[14]	348	403
Freddie Mac Pool #G05937 4.50% 2040[14]	7,915	8,892
Freddie Mac Pool #A97342 4.00% 2041[14]	361	389
Freddie Mac Pool #Q02676 4.50% 2041[14]	777	868
Freddie Mac Pool #Q02849 4.50% 2041[14]	482	537
Freddie Mac Pool #Q01746 4.50% 2041[14]	410	453
Freddie Mac Pool #A96488 5.00% 2041[14]	42	49
Freddie Mac Pool #G07221 4.50% 2042[14]	1,211	1,363
Freddie Mac Pool #G07189 4.50% 2042[14]	728	817
Freddie Mac Pool #Q23190 4.00% 2043[14]	2,238	2,477
Freddie Mac Pool #Q23185 4.00% 2043[14]	1,567	1,748
Freddie Mac Pool #Z40130 3.00% 2046[14]	7,302	7,840
Freddie Mac Pool #G60559 4.00% 2046[14]	10,805	11,889
Freddie Mac Pool #V82662 4.00% 2046[14]	8,687	9,524
Freddie Mac Pool #Q44400 4.00% 2046[14]	6,502	7,114
Freddie Mac Pool #Q41909 4.50% 2046[14]	3,892	4,294
Freddie Mac Pool #Q41090 4.50% 2046[14]	1,072	1,182
Freddie Mac Pool #ZT2100 3.00% 2047[14]	22,963	24,278
Freddie Mac Pool #G61733 3.00% 2047[14]	9,100	9,675
Freddie Mac Pool #G61628 3.50% 2048[14]	1,120	1,213
Freddie Mac Pool #SI2002 4.00% 2048[14]	3,350	3,615
Freddie Mac Pool #SD0045 4.50% 2048[14]	29,967	33,225
Freddie Mac Pool #Q63663 3.00% 2049[14]	7,401	7,877
Freddie Mac Pool #QA5125 3.50% 2049[14]	30,723	33,417
Freddie Mac Pool #SD7508 3.50% 2049[14]	23,469	25,492
The Income Fund of America — Page 35 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7503 3.50% 2049[14]	$6,326	$6,824
Freddie Mac Pool #RA1744 4.00% 2049[14]	51,896	56,500
Freddie Mac Pool #ZN3568 4.50% 2049[14]	27	29
Freddie Mac Pool #SD7528 2.00% 2050[14]	27,410	27,860
Freddie Mac Pool #RA2596 2.50% 2050[14]	19,627	20,508
Freddie Mac Pool #RA1914 3.00% 2050[14]	46,272	49,137
Freddie Mac Pool #RA2020 3.00% 2050[14]	10,351	10,953
Freddie Mac Pool #QB9889 3.00% 2051[14]	11,836	12,651
Freddie Mac, Series 3257, Class PA, 5.50% 2036[14]	1,490	1,737
Freddie Mac, Series 3286, Class JN, 5.50% 2037[14]	1,166	1,325
Freddie Mac, Series 3318, Class JT, 5.50% 2037[14]	689	795
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[14]	3,853	3,956
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[12,14]	5,913	6,569
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[14]	11,055	12,108
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[14]	6,340	7,002
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[14]	7,695	8,543
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[14]	4,164	4,831
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[12,14]	10,654	11,313
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[14]	10,636	11,290
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[12,14]	9,815	10,403
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[14]	1,335	1,417
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[12,14]	9,942	10,629
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[12,14]	2,478	2,637
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[14]	2,018	2,175
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[14]	4,829	5,388
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[14]	12,749	13,705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[14]	7,294	7,743
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[14]	3,589	3,775
Government National Mortgage Assn. Pool #MA5192 4.00% 2048[14]	9,639	10,366
Government National Mortgage Assn. Pool #BD3903 4.00% 2048[14]	9,433	10,324
Government National Mortgage Assn. Pool #BE3194 4.00% 2048[14]	2,331	2,526
Government National Mortgage Assn. 2.00% 2051[14,15]	64,175	65,380
Government National Mortgage Assn. 2.50% 2051[14,15]	31,045	32,207
Government National Mortgage Assn. Pool #783687 4.50% 2041[14]	475	524
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[14]	14,014	15,039
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[14]	2,266	2,431
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[14]	15,064	16,307
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[14]	6,202	6,728
Uniform Mortgage-Backed Security 1.50% 2036[14,15]	124,518	125,865
Uniform Mortgage-Backed Security 1.50% 2036[14,15]	—[8]	—[8]
Uniform Mortgage-Backed Security 2.00% 2036[14,15]	504,365	521,013
Uniform Mortgage-Backed Security 2.00% 2036[14,15]	333,735	344,307
Uniform Mortgage-Backed Security 2.50% 2036[14,15]	41,763	43,646
Uniform Mortgage-Backed Security 2.50% 2036[14,15]	40,110	41,908
Uniform Mortgage-Backed Security 2.00% 2051[14,15]	148,452	149,338
Uniform Mortgage-Backed Security 2.00% 2051[14,15]	22,173	22,348
Uniform Mortgage-Backed Security 2.00% 2051[14,15]	1,505	1,520
Uniform Mortgage-Backed Security 2.50% 2051[14,15]	801,222	827,477
Uniform Mortgage-Backed Security 2.50% 2051[14,15]	20,769	21,497
Uniform Mortgage-Backed Security 2.50% 2051[14,15]	2,490	2,584
Uniform Mortgage-Backed Security 3.00% 2051[14,15]	15,946	16,678
Uniform Mortgage-Backed Security 3.00% 2051[14,15]	12,121	12,688
Uniform Mortgage-Backed Security 3.50% 2051[14,15]	225,088	239,300
Uniform Mortgage-Backed Security 4.00% 2051[14,15]	41,487	44,613
The Income Fund of America — Page 36 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.00% 2051[14,15]	$35,301	$37,929
Uniform Mortgage-Backed Security 4.50% 2051[14,15]	1,124	1,225
		4,740,222
Commercial mortgage-backed securities 0.12%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[14]	240	268
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[14]	1,810	2,054
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[14]	2,403	2,596
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[14]	310	339
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[14]	480	535
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[12,14]	5,772	6,618
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[14]	3,772	3,849
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[14]	5,996	6,904
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[14]	3,146	3,186
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[12,14]	1,844	2,158
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[14]	500	536
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[14]	1,440	1,584
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[7,14]	925	924
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[7,12,14]	668	715
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[14]	800	867
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.714% 2048[12,14]	437	471
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[12,14]	650	685
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[14]	400	431
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.406% 2044[7,12,14]	1,134	1,133
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[14]	940	1,030
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[14]	240	272
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[14]	11,815	12,037
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[14]	7,735	8,381
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[14]	1,510	1,675
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[7,14]	1,850	1,918
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,14]	4,858	4,967
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[12,14]	4,810	5,334
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[7,14]	759	758
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,14]	15,628	15,890
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[7,12,14]	6,365	6,372
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[14]	4,811	5,211
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[14]	960	1,032
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[14]	580	646
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[14]	1,550	1,702
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[12,14]	446	472
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2022[7,12,14]	21,747	21,759
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[14]	5,755	6,250
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.230% 2048[12,14]	470	497
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[14]	750	759
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[14]	285	308
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[14]	6,015	6,713
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[14]	2,405	2,587
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[14]	500	551
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[14]	480	530
		143,504
The Income Fund of America — Page 37 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 0.10%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,12,14]	$6,266	$6,286
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[7,14]	994	1,005
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.706% 2029[7,12,14]	10,160	10,181
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[7,12,14]	3,130	3,189
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[7,12,14]	2,503	2,580
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[7,12,14]	4,293	4,312
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[7,12,14]	1,045	1,049
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[7,12,14]	535	528
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[7,12,14]	1,550	1,552
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,12,14]	1,998	2,085
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[7,12,14]	2,495	2,527
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[14]	2,015	1,549
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 2.874% 2047[12,14]	1,356	1,211
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,14]	10,960	11,220
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,12,14]	8,921	9,080
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[14]	389	407
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,14]	10,117	10,961
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,14]	9,980	10,867
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.222% 2036[12,14]	2,073	2,102
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[14]	560	615
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[7,12,14]	2,328	2,406
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,12,14]	670	693
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,12,14]	640	661
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,12,14]	3,381	3,415
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,12,14]	1,745	1,748
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[7,12,14]	1,462	1,474
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.856% 2052[7,12,14]	3,501	3,508
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[7,12,14]	1,435	1,471
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,12,14]	2,251	2,299
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.261% 2036[12,14]	1,475	1,244
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[7,14]	8,351	8,444
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,14]	9,967	9,806
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[7,14]	235	232
		120,707
Total mortgage-backed obligations		5,004,433
U.S. Treasury bonds & notes 1.50% U.S. Treasury 1.26%
U.S. Treasury 2.625% 2021	100,000	100,527
U.S. Treasury 2.75% 2021	20,000	20,201
U.S. Treasury 0.125% 2022	50,000	50,023
U.S. Treasury 2.125% 2022	28,000	28,923
U.S. Treasury 1.625% 2023	21,000	21,608
U.S. Treasury 2.375% 2023	10,000	10,389
U.S. Treasury 2.75% 2023	66,300	70,081
U.S. Treasury 2.75% 2023	10,000	10,513
U.S. Treasury 6.25% 2023	14,000	15,934
U.S. Treasury 0.25% 2024	35,000	34,944
U.S. Treasury 1.750% 2024	20,000	20,862
U.S. Treasury 2.125% 2024	10,000	10,524
U.S. Treasury 0.25% 2025	51,844	50,857
The Income Fund of America — Page 38 of 50

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2025	$50,000	$49,118
U.S. Treasury 0.375% 2025	67,900	67,295
U.S. Treasury 0.50% 2026	205,821	202,763
U.S. Treasury 0.75% 2026	337,064	335,471
U.S. Treasury 1.625% 2026	30,000	31,160
U.S. Treasury 1.625% 2026	20,000	20,687
U.S. Treasury 0.50% 2027	10,000	9,585
U.S. Treasury 1.50% 2030	31,651	31,555
U.S. Treasury 1.125% 2031	61,762	58,968
U.S. Treasury 1.375% 2040[16]	169,316	147,517
U.S. Treasury 1.875% 2041	18,564	17,664
U.S. Treasury 2.875% 2046	27,970	31,215
U.S. Treasury 2.875% 2049	25,000	28,071
U.S. Treasury 1.625% 2050[16]	78,859	67,448
U.S. Treasury 2.00% 2050	20,000	18,752
		1,562,655
U.S. Treasury inflation-protected securities 0.24%
U.S. Treasury Inflation-Protected Security 0.625% 2024[17]	67,621	73,589
U.S. Treasury Inflation-Protected Security 0.125% 2025[17]	38,284	42,094
U.S. Treasury Inflation-Protected Security 0.25% 2029[17]	4,369	4,869
U.S. Treasury Inflation-Protected Security 0.125% 2031[17]	38,614	42,172
U.S. Treasury Inflation-Protected Security 1.00% 2049[17]	29,731	37,971
U.S. Treasury Inflation-Protected Security 0.25% 2050[17]	21,786	23,239
U.S. Treasury Inflation-Protected Security 0.125% 2051[17]	73,935	76,269
		300,203
Total U.S. Treasury bonds & notes		1,862,858
Asset-backed obligations 0.66%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,14]	2,880	3,001
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,14]	1,671	1,783
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,14]	9,400	10,200
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,14]	5,663	5,816
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,14]	1,453	1,527
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[7,14]	4,605	5,002
Allegro CLO Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.134% 2030[7,12,14]	6,543	6,543
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[7,14]	600	604
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[7,14]	5,529	5,639
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[7,14]	2,183	2,183
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[7,14]	1,201	1,200
ARES CLO Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[7,12,14]	14,015	14,015
Ballyrock Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.182% 2030[7,12,14]	14,610	14,610
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,14]	1,584	1,588
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[14]	450	471
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[14]	313	310
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[14]	307	305
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[7,12,14]	20,704	20,704
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,14]	25,421	25,803
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,14]	6,302	6,328
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,14]	8,563	8,744
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,14]	935	944
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,14]	16,001	16,028
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,14]	5,815	5,847
The Income Fund of America — Page 39 of 50

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[7,14]	$4,337	$4,345
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[7,14]	9,310	9,424
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[7,14]	20,361	20,114
CLI Funding LLC, Series 2021-1A, Class B, 2.38% 2046[7,14]	791	787
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,12,14]	819	826
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[7,14]	1,040	1,052
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[7,14]	1,040	1,057
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[7,14]	1,575	1,626
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[7,14]	3,805	3,902
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[7,14]	1,036	1,036
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[7,14]	883	879
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,14]	2,223	2,267
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.255% 2037[12,14]	476	460
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.265% 2037[12,14]	850	825
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[14]	892	893
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[14]	3,786	3,794
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[14]	15,145	15,489
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[14]	6,350	6,472
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[14]	12,390	12,940
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[14]	8,053	8,075
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[14]	6,079	6,101
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,14]	1,100	1,117
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[7,14]	2,395	2,478
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[7,14]	3,205	3,253
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[7,14]	5,950	6,164
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[7,14]	1,232	1,231
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[7,14]	671	671
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[7,14]	1,961	1,988
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[7,14]	1,769	1,773
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[7,14]	1,847	1,850
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[7,14]	1,247	1,250
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.17% 2028[7,12,14]	21,874	21,874
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,14]	2,369	2,361
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[7,14]	355	356
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[7,14]	7,000	7,117
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[7,14]	3,570	3,620
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[14]	1,872	1,894
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[7,14]	1,450	1,495
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[7,14]	7,000	7,249
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[7,14]	8,000	8,315
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[14]	1,786	1,816
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,14]	16,952	16,908
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,14]	3,250	3,312
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,14]	10,105	10,776
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,14]	5,634	6,074
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,14]	34,011	35,351
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,14]	3,650	3,958
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,14]	4,458	4,548
Global SC Finance SRL, Series 2021-1A, Class A, 1.86% 2041[7,14]	32,531	32,202
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,14]	11,431	11,551
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,14]	20,855	21,095
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[14]	300	306
The Income Fund of America — Page 40 of 50

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[14]	$696	$721
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[14]	984	1,028
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[14]	200	202
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class B, 3.29% 2022[7,14]	6,000	6,073
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class C, 5.06% 2022[7,14]	111	112
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[7,14]	434	438
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class C, 4.99% 2023[7,14]	460	463
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class C, 5.31% 2023[7,14]	807	812
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class D, 6.36% 2023[7,14]	2,780	2,798
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[7,14]	696	697
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[7,14]	252	254
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class C, 4.39% 2024[7,14]	358	360
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class D, 5.86% 2024[7,14]	4,650	4,681
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[7,14]	618	619
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class D, 6.12% 2025[7,14]	1,381	1,391
Longfellow Place CLO Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[7,12,14]	16,166	16,166
Madison Park Funding Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[7,12,14]	22,135	22,136
Marathon CLO Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[7,12,14]	14,400	14,400
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[7,14]	16,100	16,154
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[7,12,14]	7,048	7,048
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[7,12,14]	1,537	1,537
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[7,14]	3,060	3,119
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[7,14]	1,895	1,947
Race Point CLO Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[7,12,14]	18,501	18,501
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[14]	4,138	4,240
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[14]	4,350	4,513
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[14]	21,000	22,179
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[14]	7,296	7,358
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[14]	4,422	4,494
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[7,14]	985	999
Sound Point CLO Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[7,12,14]	12,910	12,910
Sound Point CLO Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[7,12,14]	22,070	22,083
Sound Point CLO Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[7,12,14]	11,925	11,925
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,14]	5,771	5,828
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[7,14]	6,487	6,564
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73% 2045[7,14]	8,562	8,736
Textainer Marine Containers Ltd., Series 2021-1A, Class A, 1.68% 2046[7,14]	21,306	20,971
Textainer Marine Containers Ltd., Series 2021-2A, Class A, 2.23% 2046[7,14]	26,300	26,529
Textainer Marine Containers Ltd., Series 2021-1A, Class B, 2.52% 2046[7,14]	680	671
The Income Fund of America — Page 41 of 50

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[7,14]	$20,405	$20,615
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[7,14]	19,606	19,357
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[7,14]	607	602
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[7,14]	3,374	3,407
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[7,14]	6,549	6,657
		817,807
Municipals 0.30% Illinois 0.28%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	28,045	33,667
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	120	133
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	40	41
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	53,770	63,097
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	11,385	13,884
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2041	435	532
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,398
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	2,440	2,891
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	1,630	1,931
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	800	1,012
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	650	822
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	550	691
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	540	662
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	300	377
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	540	674
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	540	658
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	220	263
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	2,170	2,589
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	1,085	1,341
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	1,085	1,336
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	540	663
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	620	745
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	100	118
The Income Fund of America — Page 42 of 50

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	$140	$162
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	390	449
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	70	71
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	190	198
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	1,085	842
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,494
G.O. Bonds, Series 2013-B, 4.91% 2027	3,230	3,535
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	10,090	10,471
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	156,480	178,614
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	639
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,560	5,523
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035	4,500	5,511
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	1,020	1,286
		350,320
Ohio 0.02%
County of Cleveland-Cuyahoga, Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	28,165	28,437
Total municipals		378,757
Bonds & notes of governments & government agencies outside the U.S. 0.10%
Abu Dhabi (Emirate of) 2.50% 2025[7]	7,800	8,260
Abu Dhabi (Emirate of) 3.125% 2030[7]	7,800	8,438
Abu Dhabi (Emirate of) 1.70% 2031[7]	1,700	1,623
Abu Dhabi (Emirate of) 3.875% 2050[7]	5,350	5,942
Asian Development Bank 1.00% 2026	8,188	8,206
Morocco (Kingdom of) 3.00% 2032[7]	6,000	5,718
Morocco (Kingdom of) 4.00% 2050[7]	6,000	5,426
Paraguay (Republic of) 5.00% 2026	8,750	9,866
Paraguay (Republic of) 4.95% 2031	8,208	9,263
Paraguay (Republic of) 2.739% 2033[7]	13,000	12,448
Peru (Republic of) 2.783% 2031	5,050	5,066
Peru (Republic of) 1.862% 2032	8,550	7,799
Peru (Republic of) 2.78% 2060	12,800	10,956
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[7]	3,060	3,330
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[7]	790	911
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[7]	2,310	2,734
United Mexican States 2.659% 2031	9,162	8,834
United Mexican States 3.771% 2061	5,180	4,634
		119,454
Federal agency bonds & notes 0.03%
Fannie Mae 6.25% 2029	32,000	43,509
Total bonds, notes & other debt instruments (cost: $24,967,940,000)		25,824,451
The Income Fund of America — Page 43 of 50

unaudited
Short-term securities 4.43% Money market investments 4.33%	Shares	Value (000)
Capital Group Central Cash Fund 0.06%[5,18]	53,868,643	$5,387,403
Money market investments purchased with cash collateral from securities on loan 0.10%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[18,19]	37,800,000	37,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[18,19]	31,500,000	31,500
Capital Group Central Cash Fund 0.06%[5,18,19]	153,911	15,393
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	13,977,036	13,977
State Street Institutional U.S. Government Money Market Fund, Premier Class 0%[18,19]	12,600,000	12,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[18,19]	10,100,000	10,100
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[18,19]	3,700,000	3,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[18,19]	1,200,000	1,200
		126,270
Total short-term securities (cost: $5,512,655,000)		5,513,673
Total investment securities 101.86% (cost: $93,926,264,000)		126,638,341
Other assets less liabilities (1.86)%		(2,317,609)
Net assets 100.00%		$124,320,732
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[20] (000)	Value at 4/30/2021[21] (000)	Unrealized (depreciation) appreciation at 4/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	25,665	July 2021	$5,133,000	$5,665,749	$(1,276)
5 Year U.S. Treasury Note Futures	Long	21,250	July 2021	2,125,000	2,633,672	8,133
10 Year U.S. Treasury Note Futures	Short	9,170	June 2021	(917,000)	(1,210,727)	77
10 Year Ultra U.S. Treasury Note Futures	Short	13,116	June 2021	(1,311,600)	(1,908,993)	24,844
20 Year U.S. Treasury Bond Futures	Short	801	June 2021	(80,100)	(125,957)	817
30 Year Ultra U.S. Treasury Bond Futures	Long	1,611	June 2021	161,100	299,495	(55)
						$32,540
Investments in affiliates5

	Value of affiliates at 8/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend or interest income (000)
Common stocks 3.77%
Health care 0.05%
Rotech Healthcare Inc.[2,3,4,6]	$28,245	$—	$—	$—	$30,146	$58,391	$—
Industrials 0.05%
Associated Materials Group Inc.[2,3,4]	—	49,614	—	—	17,737	67,351	—
The Income Fund of America — Page 44 of 50

unaudited
Investments in affiliates5  (continued)

	Value of affiliates at 8/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend or interest income (000)
Real estate 0.93%
Gaming and Leisure Properties, Inc. REIT	$490,940	$123,931	$—	$—	$152,776	$767,647	$27,030
MGM Growth Properties LLC REIT, Class A	105,941	234,620	9,603	(708)	62,595	392,845	10,061
Iron Mountain Inc. REIT[22]	526,025	40,721	157,789	(47,664)	188,150	—	27,756
						1,160,492
Utilities 1.90%
DTE Energy Company	989,854	295,608	42,279	1,632	229,742	1,474,557	31,333
Brookfield Infrastructure Partners LP	678,586	12,534	—	—	196,403	887,523	24,326
AES Corp.[22]	567,458	—	378,916	165,414	269,379	—	13,928
						2,362,080
Consumer discretionary 0.14%
Domino’s Pizza Group PLC	127,913	—	—	—	34,150	162,063	6,067
Sonans Gruppen AS4	—	11,813	—	—	1,882	13,695	—
						175,758
Energy 0.03%
Rattler Midstream LP	—	23,869	—	—	8,589	32,458	1,398
Ascent Resources - Utica, LLC, Class A2,3,4,6,22	22,043	—	—	—	(6,613)	—	—
						32,458
Communication services 0.67%
Koninklijke KPN NV	554,793	—	8,432	(37)	184,250	730,574	22,087
HKBN Ltd.	122,079	—	—	—	(25,282)	96,797	3,239
						827,371
Total common stocks						4,683,901
Convertible stocks 0.03%
Utilities 0.03%
DTE Energy Company, convertible preferred units, 6.25% 2022	40,698	—	—	—	5,100	45,798	2,115
Bonds, notes & other debt instruments 0.00%
Energy 0.00%
Ascent Resources - Utica LLC 10.00% 2022[7,22]	2,244	—	2,772	(50)	578	—	51
Ascent Resources - Utica LLC 7.00% 2026[7,22]	3,678	20,070	—	—	2,358	—	360
						—
Utilities 0.00%
AES Corp. 3.30% 2025[7,22]	19,301	—	—	—	(147)	—	443
AES Corp. 5.50% 2025[22]	20,935	—	20,882	1,298	(1,351)	—	431
AES Corp. 6.00% 2026[22]	12,712	—	12,638	332	(406)	—	192
AES Corp. 5.125% 2027[22]	12,433	—	12,623	614	(424)	—	150
AES Corp. 3.95% 2030[7,22]	9,293	—	9,321	705	(677)	—	12
						—
Real estate 0.00%
Iron Mountain Inc. 4.875% 2027[7,22]	11,109	—	—	—	8	—	397
Iron Mountain Inc. 5.00% 2028[7,22]	15,643	—	—	—	20	—	565
Iron Mountain Inc. 5.25% 2028[7,22]	18,404	—	—	—	(36)	—	697
Iron Mountain Inc. 4.875% 2029[7,22]	16,978	—	17,009	994	(963)	—	445
Iron Mountain Inc. 5.25% 2030[7,22]	20,876	8,892	5,392	(62)	(190)	—	929
Iron Mountain Inc. 4.50% 2031[7,22]	—	24,761	5,321	121	82	—	533
						—
The Income Fund of America — Page 45 of 50

unaudited
Investments in affiliates5  (continued)

	Value of affiliates at 8/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend or interest income (000)
Health care 0.00%
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,9,11,12,22]	$25,677	$1,918	$10,593	$(32)	$(231)	$—	$2,143
						—
Total bonds, notes & other debt instruments						—
Short-term securities 4.35%
Money market investments 4.34%
Capital Group Central Cash Fund 0.06%[18]	9,800,686	12,004,235	16,417,518	405	(405)	5,387,403	6,417
Money market investments purchased with cash collateral from securities on loan 0.01%
Capital Group Central Cash Fund 0.06%[18,19]	—	15,393[23]				15,393	—[24]
Total short-term securities						5,402,796
Total 8.15%				$122,962	$1,347,220	$10,132,495	$183,105
[1]	All or a portion of this security was on loan. The total value of all such securities was $146,293,000, which represented .12% of the net assets of the fund.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,967,269,000, which represented 2.39% of the net assets of the fund. This amount includes $2,720,535,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Value determined using significant unobservable inputs.
[4]	Security did not produce income during the last 12 months.
[5]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,149,107,000, which represented 7.36% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Step bond; coupon rate may change at a later date.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $246,516,000, which represented .20% of the net assets of the fund.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,018,000, which represented .02% of the net assets of the fund.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 4/30/2021.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Unaffiliated issuer at 4/30/2021.
[23]	Represents net activity.
[24]	Information not shown. Dividend income is included with securities lending income in the fund’s statement of operations.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	11/26/2014	$19,660	$58,391.05%
Advanz Pharma Corp. Ltd.	8/31/2018	12,176	16,161.01
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	56,848	15,430.01
Total private placement securities		$88,684	$89,982.07%
The Income Fund of America — Page 46 of 50

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $6,608,192,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. As of April 30, 2021, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $102,662,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of April 30, 2021, the fund did not have any credit default swaps. The average month-end notional amount of credit default swaps while held was $363,000,000.
The Income Fund of America — Page 47 of 50

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
The Income Fund of America — Page 48 of 50

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$16,597,325	$—	$4,139	$16,601,464
Consumer staples	12,310,787	40,793	—	12,351,580
Information technology	7,522,190	2,679,742	—	10,201,932
Health care	9,587,006	—	58,391	9,645,397
Industrials	8,718,502	—	67,351	8,785,853
Real estate	8,199,316	—	—	8,199,316
Utilities	6,871,396	—	—	6,871,396
Materials	6,004,410	—	—	6,004,410
Consumer discretionary	5,187,875	15,768	397	5,204,040
Energy	4,683,890	17,851	19,103	4,720,844
Communication services	4,488,876	—	—	4,488,876
Preferred securities	766,249	1,449	2,293	769,991
Rights & warrants	5,904	373	—	6,277
Convertible stocks	1,448,325	—	—	1,448,325
Convertible bonds & notes	—	—	516	516
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	17,555,950	41,683	17,597,633
Mortgage-backed obligations	—	5,004,433	—	5,004,433
U.S. Treasury bonds & notes	—	1,862,858	—	1,862,858
Asset-backed obligations	—	817,807	—	817,807
Municipals	—	378,757	—	378,757
Bonds & notes of governments & government agencies outside the U.S.	—	119,454	—	119,454
Federal agency bonds & notes	—	43,509	—	43,509
Short-term securities	5,513,673	—	—	5,513,673
Total	$97,905,724	$28,538,744	$193,873	$126,638,341
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$33,871	$—	$—	$33,871
Liabilities:
Unrealized depreciation on futures contracts	(1,331)	—	—	(1,331)
Total	$32,540	$—	$—	$32,540
*	Futures contracts are not included in the investment portfolio.

The Income Fund of America — Page 49 of 50

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-006-0621O-S78083	The Income Fund of America — Page 50 of 50